UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2014

Date of reporting period: October 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Money Market Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (B) (C) — 38.4%
Albion Capital LLC
0.170%, 11/04/13	$865	$865
0.220%, 11/15/13	1,500	1,500
ASB Finance
0.230%, 03/04/14	2,450	2,448
0.240%, 04/01/14	1,110	1,109
0.250%, 04/10/14	1,110	1,109
BNZ International Funding
0.230%, 12/13/13	11,000	10,997
0.240%, 04/11/14	1,885	1,883
Chariot Funding LLC
0.240%, 12/12/13 to 01/22/14	3,527	3,526
Coca-Cola
0.180%, 11/04/13	2,000	2,000
0.130%, 01/23/14	985	985
Exxon Mobil
0.170%, 11/12/13	1,805	1,805
Fairway Finance LLC
0.200%, 02/19/14	1,000	999
FCAR Owner Trust
0.280%, 11/04/13 to 12/11/13	1,081	1,081
0.290%, 11/15/13	4,310	4,309
0.260%, 12/16/13 to 02/07/14	2,499	2,497
0.270%, 02/03/14	345	345
0.190%, 02/03/14	1,350	1,349
GlaxoSmithKline Finance PLC
0.150%, 01/09/14	2,520	2,519
HSBC USA
0.170%, 11/22/13	345	345
Jupiter Securitization LLC
0.240%, 12/09/13 to 03/12/14	11,330	11,325
Liberty Street Funding LLC
0.220%, 11/12/13	1,000	1,000
0.160%, 11/18/13	1,800	1,800
0.190%, 12/05/13	2,000	2,000
0.200%, 01/08/14	460	460
0.210%, 01/14/14	470	470
Manhattan Asset Funding LLC
0.160%, 11/05/13	7,800	7,800
Old Line Funding LLC
0.240%, 01/07/14 to 01/21/14	7,626	7,622
0.250%, 04/10/14 to 04/22/14	1,650	1,648
0.250%, 04/14/14	475	474
Prudential PLC
0.220%, 11/20/13 to 01/08/14	2,840	2,839
Svenska Handelsbanken
0.230%, 03/10/14	1,045	1,044
Thunder Bay Funding LLC
0.240%, 11/01/13 to 02/07/14	6,350	6,349
Toyota Credit Canada
0.210%, 12/10/13	6,165	6,164

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Toyota Motor Credit
0.200%, 12/10/13	$1,635	$1,635
0.220%, 01/13/14	2,000	1,999
0.240%, 02/10/14 to 02/11/14	5,000	4,997
Westpac Securities NZ
0.230%, 03/03/14	344	344
0.240%, 04/02/14	1,745	1,743

Total Commercial Paper (Cost $103,384) ($ Thousands)		103,384

CERTIFICATES OF DEPOSIT — 14.7%
ANZ New Zealand International
0.190%, 11/24/13 (A)	1,220	1,220
Bank of Tokyo-Mitsubishi UFJ NY
0.210%, 01/13/14	3,000	3,000
Chase Bank USA
0.250%, 04/25/14	1,000	1,000
DNB Bank
0.210%, 11/12/13	1,000	1,000
0.215%, 11/14/13	6,800	6,800
0.240%, 03/04/14	500	500
JPMorgan Chase Bank
0.250%, 04/21/14	2,335	2,335
Nordea Bank Finland PLC
0.240%, 02/18/14	5,000	5,000
Skandinaviska Enskilda Banken NY
0.224%, 11/15/13 (A)	970	970
Sumitomo Mitsui Banking
0.210%, 11/13/13	2,400	2,400
0.210%, 02/03/14	1,410	1,410
0.220%, 02/14/14	3,000	3,000
Svenska Handelsbanken NY
0.245%, 02/18/14	3,000	3,000
Toronto-Dominion Bank
0.230%, 11/12/13	7,000	7,000
0.170%, 12/18/13	920	920

Total Certificates of Deposit (Cost $39,555) ($ Thousands)		39,555

TIME DEPOSITS — 8.2%
Bank of Tokyo-Mitsubishi UFJ NY
0.080%, 11/01/13	7,000	7,000
Citibank
0.090%, 11/01/13	13,130	13,130
Swedbank
0.060%, 11/01/13	2,030	2,030

Total Time Deposits (Cost $22,160) ($ Thousands)		22,160

1	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Money Market Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.6%
FFCB
0.250%, 11/01/13(A)	$2,090	$2,090
0.159%, 01/23/14(A)	1,000	1,000
FFCB, Ser 1
0.230%, 11/01/13(A)	350	350
0.154%, 11/14/13(A)	4,095	4,094
FHLB
0.180%, 11/01/13(A)	2,800	2,800
0.170%, 11/01/13(A)	975	975
0.300%, 11/22/13 to 12/06/13	935	935
4.875%, 11/27/13	480	482
FHLMC
0.380%, 11/01/13(A)	2,780	2,780
FHLMC MTN
0.375%, 11/27/13	308	308
FNMA
0.310%, 11/01/13(A)	500	500
0.183%, 11/20/13(A)	30	30
0.153%, 11/20/13(A)	1,480	1,480

Total U.S. Government Agency Obligations (Cost $17,824) ($ Thousands)		17,824

MUNICIPAL BONDS (A) — 3.8%

Arizona — 0.2%
Pima County, Industrial Development Authority, RB
0.090%, 11/06/13	600	600

California — 0.3%
Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.050%, 11/07/13	225	225
Sacramento, Municipal Utility District, Sub-Ser L, RB
0.060%, 11/07/13	585	585

		810

Indiana — 0.2%
Indiana, Finance Authority, Ser F, RB
0.070%, 11/07/13	655	655

Iowa — 0.4%
Iowa State, Finance Authority, Ser C, RB
0.120%, 11/07/13	950	950
Iowa State, Finance Authority, Ser G, RB
0.120%, 11/07/13	45	45

		995

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts — 0.1%
Simmons College, RB
0.150%, 11/07/13	$205	$205

Michigan — 0.4%
Kent, Hospital Finance Authority, Ser C, RB
0.090%, 11/06/13	1,165	1,165

Minnesota — 0.3%
Minnesota, Office of Higher Education, Ser A, RB
0.150%, 11/07/13	700	700

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.100%, 11/06/13	260	260

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.120%, 11/06/13	190	190

New York — 0.2%
City of New York, Sub-Ser D-3, GO
0.060%, 11/01/13	485	485

Ohio — 0.2%
Cleveland, Department of Public Utilities Division of Water, Ser Q, RB
0.090%, 11/07/13	670	670

Texas — 0.9%
Texas State, GO
0.120%, 11/05/13	345	345
0.120%, 11/05/13	95	95
0.130%, 11/06/13	340	340
Texas State, Ser A, GO
0.120%, 11/05/13	475	475
Texas State, Ser B, GO
0.100%, 11/07/13	375	375
Texas State, Ser B2, GO
0.130%, 11/06/13	100	100
Texas State, Ser I, GO
0.130%, 11/06/13	195	195
University of Texas System, Ser B, RB
0.060%, 11/07/13	540	540

		2,465

Wisconsin — 0.4%
Wisconsin State, Health & Educational Facilities Authority, RB
0.070%, 11/06/13	800	800

2	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Money Market Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.070%, 11/06/13	$170	$170

		970

Total Municipal Bonds (Cost $10,170) ($ Thousands)		10,170

CORPORATE OBLIGATIONS — 2.3%
Bank of Nova Scotia
0.180%, 11/01/13 (A)	1,000	1,000
2.375%, 12/17/13	720	722
Commonwealth Bank of Australia MTN
0.984%, 12/17/13 (A) (E)	300	301
General Electric Capital MTN
2.100%, 01/07/14	4,183	4,197

Total Corporate Obligations (Cost $6,220) ($ Thousands)		6,220

REPURCHASE AGREEMENTS (D) — 26.0%
Goldman Sachs
0.100%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $12,230,034 (collateralized by various FNMA obligations, ranging in par value $200,000-$25,058,893, 1.706%- 6.500%, 09/01/19-01/01/48, with total market value of $12,474,635)	12,230	12,230
Goldman Sachs
0.100%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $9,000,025 (collateralized by various FNMA obligations, ranging in par value $30,000-$42,958,265, 1.909%- 12.000%, 12/01/13-10/01/43, with total market value of $9,180,026)	9,000	9,000
Mizuho
0.170%, dated 10/01/13, to be repurchased on 11/01/13, repurchase price $10,785,051 (collateralized by U.S. Treasury obligations, par value $10,965,319, 0.375%, 06/15/15, with total market value of $11,002,644)	10,785	10,785

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBC Capital
0.130%, dated 10/29/13, to be repurchased on 11/05/13, repurchase price $2,335,059 (collateralized by Dominion Gas Holdings and National Australia Bank, ranging in par value $510- $2,316,945, 1.050%-3.000%, 07/27/16-11/01/16, with total market value of $2,451,777)	$2,335	$2,335
RBC Capital
0.090%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $9,000,023 (collateralized by various FNMA/GNMA obligations, ranging in par value $9,500-$2,672,346, 2.213%-6.000%, 12/01/26- 09/01/43, with total market value of $9,180,024)	9,000	9,000
UBS
0.090%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $13,000,033 (collateralized by U.S. Treasury obligations, par value $13,009,300, 2.125%, 08/31/20, with total market value of $13,260,130)	13,000	13,000
Wells Fargo
0.290%, dated 10/29/13, to be repurchased on 11/05/13, repurchase price $1,425,080 (collateralized by Buckeye Partner L.P., par value $1,330,552, 5.500%, 08/15/19, with total market value of $1,496,287)	1,425	1,425
Wells Fargo
0.160%, dated 10/01/13, to be repurchased on 11/01/13, repurchase price $3,330,015 (collateralized by various corporate obligations*, ranging in par value $79-$1,316,000, 0.000%-6.250%, 03/03/14-03/15/22, with total market value of $3,496,504)	3,330	3,330

3	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Money Market Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo
0.080%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $9,000,020 (collateralized by U.S. Treasury obligations, par value $9,168,600, 0.250%, 09/15/14, with total market value of $9,180,113)	$9,000	$9,000

Total Repurchase Agreements (Cost $70,105) ($ Thousands)		70,105

Total Investments — 100.0% (Cost $269,418)($ Thousands) †		$269,418

* A summary of the corproate obligations used to collateralize repurchase agreements entered into by the Fund at October 31, 2013, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
Wells Fargo	BB&T	0.964%	03/28/14	$39
	Buckeye Partner	5.500	08/15/19	2
	Colonial Realty	6.250	06/15/14	716
	Fifth Third Bancorp	3.500	03/15/22	6
	Financing Corp.	0.000	11/11/14	—
	Glaxosmithkline Capital PLC	0.750	05/08/15	347
	John Deere Capital	1.600	03/03/14	35
	JP Morgan Chase	1.125	02/26/16	—
	Nisource Financing	6.125	03/01/22	676
	Novartis Securities Investment	5.125	02/10/19	1,316

Percentages are based on Net Assets of $269,426 ($ Thousands)

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Tri-Party Repurchase Agreement.

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under section 144A of the securities act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2013, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of October 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

4	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Government Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 56.6%
FFCB
0.350%, 11/01/13(A)	$4,280	$4,289
0.280%, 11/01/13(A)	890	891
0.280%, 11/01/13(A)	6,000	6,000
0.250%, 11/01/13(A)	4,834	4,834
0.250%, 11/01/13(A)	605	605
0.220%, 11/01/13(A)	9,644	9,645
0.180%, 11/01/13(A)	5,185	5,186
0.150%, 11/01/13(A)	7,110	7,110
0.158%, 11/03/13(A)	4,000	3,999
0.700%, 11/04/13	155	155
0.204%, 11/06/13(A)	275	275
0.400%, 11/08/13	345	345
0.144%, 11/12/13(A)	14,875	14,872
0.204%, 11/13/13(A)	385	385
0.214%, 11/17/13(A)	4,047	4,050
0.300%, 11/18/13	1,090	1,090
0.205%, 11/18/13(A)	3,000	3,003
0.203%, 11/20/13(A)	220	220
0.200%, 11/20/13 to 12/03/13	2,802	2,802
0.133%, 11/20/13(A)	10,260	10,259
0.197%, 11/22/13(A)	1,396	1,397
0.190%, 11/23/13 to 12/13/13(A)	8,605	8,607
0.201%, 11/26/13(A)	6,315	6,321
0.171%, 11/26/13(A)	180	180
0.181%, 11/27/13(A)	260	260
0.150%, 01/17/14 to 02/05/14	6,980	6,980
0.159%, 01/23/14(A)	19,000	18,999
1.125%, 02/27/14	736	738
2.125%, 03/05/14	1,528	1,538
2.625%, 04/17/14	275	278
FFCB, Ser 1
0.230%, 11/01/13(A)	1,185	1,185
0.154%, 11/14/13(A)	15,250	15,248
FHLB DN (B)
0.080%, 11/15/13	18,555	18,554
0.145%, 04/04/14	7,095	7,091
0.150%, 04/09/14	7,200	7,195
0.150%, 04/11/14	3,085	3,083
FHLB
0.220%, 11/01/13(A)	325	325
0.180%, 11/01/13(A)	7,000	7,000
0.170%, 11/01/13(A)	20,835	20,835
0.290%, 11/08/13 to 12/06/13	7,365	7,366
0.280%, 11/14/13 to 02/24/14	8,185	8,186
0.300%, 11/15/13 to 12/06/13	11,925	11,927
0.375%, 11/27/13 to 01/29/14	15,590	15,598
0.090%, 11/29/13 to 02/19/14	16,140	16,141
0.320%, 12/11/13	140	140
3.125%, 12/13/13	15,450	15,503
0.500%, 12/13/13	15,435	15,441
0.340%, 12/18/13	18,300	18,305
0.875%, 12/27/13	5,000	5,006
0.330%, 01/03/14	720	720
0.100%, 01/06/14 to 04/28/14	22,000	21,998
0.180%, 01/07/14 to 03/11/14	22,005	22,006
1.000%, 01/30/14	165	165

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.250%, 02/14/14	$7,325	$7,328
0.120%, 02/20/14	7,515	7,515
1.400%, 02/28/14	465	467
0.110%, 03/03/14 to 03/28/14	18,240	18,240
0.080%, 03/10/14	25,000	24,998
2.375%, 03/14/14	14,635	14,756
0.070%, 03/18/14 to 03/26/14	5,710	5,710
0.060%, 03/18/14 to 04/02/14	33,240	33,237
0.125%, 03/20/14 to 03/24/14	42,220	42,218
0.170%, 03/21/14 to 04/25/14	30,670	30,677
0.130%, 04/16/14	5,670	5,670
2.650%, 04/23/14	160	162
1.375%, 05/28/14	4,255	4,285
FHLMC
0.380%, 11/01/13(A)	2,001	2,001
4.500%, 04/02/14	1,355	1,380
FHLMC MTN
0.375%, 11/27/13	6,198	6,199
FNMA
0.800%, 11/18/13	7,265	7,268
2.750%, 02/05/14	1,828	1,841
1.350%, 02/24/14	724	727
1.250%, 02/27/14	27,920	28,019
4.125%, 04/15/14	3,495	3,559
2.500%, 05/15/14	3,620	3,666
1.000%, 05/16/14	2,450	2,462
FHLB
0.310%, 12/06/13	6,340	6,341
FHLB, Ser 1
0.160%, 11/01/13(A)	1,350	1,350
FHLMC DN
0.130%, 04/07/14(B)	4,328	4,326
FHLMC
4.875%, 11/15/13	26,898	26,947
0.155%, 11/16/13(A)	2,000	2,000
2.500%, 01/07/14 to 04/23/14	17,390	17,506
0.450%, 01/09/14	8,792	8,797
4.500%, 01/15/14	48,790	49,225
1.375%, 02/25/14	62,807	63,054
0.375%, 02/27/14 to 04/28/14	6,220	6,228
0.300%, 03/21/14	2,350	2,351
1.350%, 04/29/14	2,885	2,903
FHLMC MTN
5.000%, 01/30/14	9,601	9,715
2.175%, 02/19/14	875	880
FNMA
0.310%, 11/01/13(A)	1,700	1,700
0.143%, 11/08/13(A)	19,543	19,543
0.183%, 11/20/13(A)	1,426	1,426
0.153%, 11/20/13(A)	7,830	7,829
0.141%, 11/27/13(A)	25,000	24,992
2.875%, 12/11/13	19,990	20,050
0.750%, 12/18/13	11,364	11,373
2.750%, 03/13/14	5,795	5,849

Total U.S. Government Agency Obligations (Cost $911,101) ($ Thousands)		911,101

1	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Government Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (C) — 43.2%
Bank of Nova Scotia
0.050%, dated 09/04/13, to be repurchased on 12/04/13,repurchase price $15,001,896 (collateralized by various FNMA/FHLB obligations, ranging in par value $8,000-$11,579,000, 0.000%-1.125%, 04/29/16- 10/09/24, with total market value of $15,301,365) (D)	$15,000	$15,000
Bank of Nova Scotia
0.050%, dated 09/10/13, to be repurchased on 12/09/13,repurchase price $15,001,875 (collateralized by various FNMA/FHLB obligations, ranging in par value $10,000-$7,348,000, 0.000%-2.000%, 09/10/15- 10/09/24, with total market value of $15,301,219) (D)	15,000	15,000
Bank of Nova Scotia
0.090%, dated 10/31/13, to be repurchased on 11/01/13,repurchase price $150,000,375 (collateralized by various U.S. Treasury/FNMA obligations,ranging in par value $50,794,000-$99,222,000, 0.625%-1.750%, 09/10/15- 08/15/16, with total market value of $153,000,457)	150,000	150,000
Bank of Nova Scotia
0.060%, dated 08/28/13, to be repurchased on 11/26/13,repurchase price $15,002,250 (collateralized by various FNMA/FHLB obligations, ranging in par value $1,000-$11,065,000, 0.000%-1.330%, 04/29/16- 10/09/24, with total market value of $15,301,823) (D)	15,000	15,000
Barclays Capital
0.070%, dated 10/31/13, to be repurchased on 11/01/13,repurchase price $66,000,128 (collateralized by U.S. Treasury obligations, par value $66,998,400, 0.625%, 07/15/16,with total market value of $67,320,209)	66,000	66,000
Goldman Sachs
0.010%, dated 10/31/13, to be repurchased on 11/01/13,repurchase price $34,362,010 (collateralized by U.S. Treasury obligations, par value $41,399,100, 0.625%, 02/15/43,with total market value of $35,049,257)	34,362	34,362

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Goldman Sachs
0.090%, dated 10/31/13, to be repurchased on 11/01/13,repurchase price $86,092,215 (collateralized by various FNMA obligations, ranging in par value $37,516,000-$51,413,000, 0.420%-1.570%, 06/19/15- 01/09/20, with total market value of $87,814,925)	$86,092	$86,092
Goldman Sachs
0.090%, dated 10/31/13, to be repurchased on 11/01/13,repurchase price $100,000,250 (collateralized by various FHLB/FCSB obligations, ranging in par value $589,000- $64,958,000, 0.000%-4.750%, 01/02/14-01/19/16, with total market value of $102,000,326)	100,000	100,000
RBC Capital
0.070%, dated 10/31/13, to be repurchased on 11/01/13,repurchase price $87,000,169 (collateralized by various U.S. Treasury obligations, ranging in par value $5,436,700- $29,300,000, 0.250%-4.625%, 01/31/14-02/15/40, with total market value of $88,740,193)	87,000	87,000
UBS
0.090%, dated 10/31/13, to be repurchased on 11/01/13,repurchase price $20,000,050 (collateralized by U.S. Treasury obligations, par value $20,159,400, 1.375%, 06/30/18,with total market value of $20,400,099)	20,000	20,000
UBS
0.050%, dated 10/31/13, to be repurchased on 11/01/13,repurchase price $75,000,104 (collateralized by U.S. Treasury obligations, par value $77,738,000, 0.750%, 03/31/18,with total market value of $76,500,157)	75,000	75,000

2	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Government Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo
0.080%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $32,000,071 (collateralized by various U.S. Treasury obligations, ranging in par value $5,100-$32,509,600, 0.250%-0.500%, 08/15/14- 09/15/14, with total market value of $32,640,167)	$32,000	$32,000

Total Repurchase Agreements (Cost $695,454) ($ Thousands)		695,454

Total Investments — 99.8% (Cost $1,606,555)($ Thousands) †		$1,606,555

Percentages are based on Net Assets of $1,609,005 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Tri-Party Repurchase Agreement.

(D)	Securities considered illiquid. The total value of such securities as of October 31, 2013 was $45,000 ($ Thousands) and represented 2.8% of Net Assets.

DN — Discount Note

FCSB — Federal Farm Credit Banks Consolidated Systemwide Bonds

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2013, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of October 31, 2013, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Government II Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 77.1%
FFCB
0.350%, 11/01/13(A)	$3,060	$3,066
0.290%, 11/01/13(A)	20,500	20,500
0.280%, 11/01/13(A)	615	616
0.250%, 11/01/13(A)	5,218	5,218
0.250%, 11/01/13(A)	390	390
0.230%, 11/01/13(A)	1,715	1,717
0.220%, 11/01/13(A)	6,926	6,925
0.220%, 11/01/13(A)	430	430
0.180%, 11/01/13(A)	3,435	3,436
0.165%, 11/01/13(A)	7,210	7,211
0.150%, 11/01/13(A)	4,905	4,905
0.010%, 11/01/13(B)	40,016	40,016
0.178%, 11/03/13(A)	800	800
0.176%, 11/03/13(A)	5,000	4,999
0.700%, 11/04/13	145	145
0.204%, 11/06/13(A)	1,005	1,006
0.400%, 11/08/13	318	318
0.162%, 11/12/13(A)	14,835	14,832
0.204%, 11/13/13(A)	565	565
0.232%, 11/17/13(A)	3,123	3,125
0.205%, 11/18/13(A)	6,500	6,507
0.182%, 11/19/13(A)	1,100	1,100
0.203%, 11/20/13(A)	155	155
0.197%, 11/20/13(A)	290	290
0.173%, 11/20/13(A)	575	575
0.133%, 11/20/13(A)	7,325	7,325
0.197%, 11/22/13(A)	915	916
0.192%, 11/22/13(A)	2,045	2,046
0.211%, 11/23/13(A)	3,054	3,056
0.920%, 11/26/13	1,361	1,362
0.221%, 11/26/13(A)	1,460	1,462
0.201%, 11/26/13(A)	4,340	4,344
0.171%, 11/26/13(A)	720	720
0.196%, 11/27/13(A)	209	209
0.186%, 11/27/13(A)	2,910	2,912
0.181%, 11/27/13(A)	430	430
0.230%, 12/04/13	995	995
0.190%, 12/13/13 to 12/19/13	6,830	6,830
1.300%, 12/23/13	428	429
0.350%, 01/23/14	865	865
0.185%, 01/23/14(A)	1,000	1,000
0.150%, 02/05/14	2,065	2,065
3.000%, 02/12/14	220	222
1.125%, 02/27/14	3,897	3,909
0.260%, 03/04/14	780	780
2.125%, 03/05/14	1,270	1,279
2.625%, 04/17/14	440	445
0.300%, 04/23/14	260	260
0.200%, 05/13/14	315	315
FFCB DN (B)
0.020%, 11/05/13 to 11/19/13	15,350	15,350
0.100%, 04/15/14	16,000	15,993
FFCB, Ser 1 (A)
0.230%, 11/01/13	1,095	1,095
0.171%, 11/14/13	16,340	16,338

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLB
0.230%, 11/01/13(A)	$260	$260
0.190%, 11/01/13(A)	4,500	4,500
0.180%, 11/01/13	11,390	11,390
0.100%, 11/01/13 to 04/28/14	56,195	56,195
0.290%, 11/08/13 to 12/06/13	15,095	15,096
0.125%, 11/08/13 to 03/24/14	46,410	46,409
0.280%, 11/14/13 to 11/21/13	24,190	24,191
0.300%, 11/15/13 to 12/12/13	13,900	13,902
4.875%, 11/27/13 to 12/13/13	6,785	6,812
0.375%, 11/27/13 to 01/29/14	51,335	51,361
0.090%, 11/29/13 to 02/19/14	20,305	20,305
0.310%, 12/05/13	8,055	8,056
0.320%, 12/11/13	4,945	4,946
3.125%, 12/13/13	15,875	15,930
0.500%, 12/13/13	12,950	12,955
0.340%, 12/18/13	8,705	8,708
0.875%, 12/27/13	305	305
0.330%, 01/03/14	6,555	6,557
1.000%, 01/30/14	125	125
0.250%, 02/14/14 to 02/18/14	5,940	5,942
0.120%, 02/20/14 to 05/21/14	24,755	24,754
0.170%, 02/26/14 to 04/25/14	27,960	27,965
1.400%, 02/28/14	365	367
0.110%, 03/03/14 to 03/28/14	29,585	29,583
0.180%, 03/06/14 to 03/11/14(A)	13,426	13,426
0.080%, 03/10/14	6,000	6,000
2.375%, 03/14/14	14,060	14,176
0.070%, 03/18/14 to 04/02/14	18,895	18,894
0.060%, 04/01/14 to 04/02/14	16,000	15,999
0.150%, 04/11/14	2,330	2,329
0.130%, 04/16/14	4,165	4,165
2.650%, 04/23/14	135	137
1.375%, 05/28/14	955	962
FHLB DN (B)
0.150%, 11/01/13 to 04/09/14	5,845	5,841
0.100%, 11/04/13	2,370	2,370
0.024%, 11/08/13	21,005	21,005
0.094%, 11/15/13	44,435	44,433
0.060%, 11/25/13	3,950	3,950
0.040%, 11/27/13 to 12/19/13	12,660	12,660
0.030%, 11/29/13 to 12/06/13	48,800	48,799
0.085%, 12/26/13	8,050	8,049
0.130%, 03/21/14	18,315	18,306
0.135%, 03/26/14	2,065	2,064
0.137%, 04/04/14	10,860	10,854
FHLB, Ser 1 (A)
0.170%, 11/01/13	1,305	1,305
Tennessee Valley Authority DN (B)
0.025%, 11/07/13	26,885	26,885
0.030%, 11/14/13	4,796	4,796

Total U.S. Government Agency Obligations (Cost $905,818) ($ Thousands)		905,818

1	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Government II Fund

October 31, 2013

,Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 22.8%
U.S. Treasury Bills (B)
0.015%, 11/07/13	$112,289	$112,289
0.030%, 11/21/13	30,018	30,018
0.043%, 11/29/13	63,970	63,968
0.045%, 01/30/14	15,210	15,208
U.S. Treasury Notes
0.500%, 11/15/13	21,775	21,779
0.250%, 11/30/13 to 01/31/14	24,826	24,830

Total U.S. Treasury Obligations (Cost $268,092) ($ Thousands)		268,092

Total Investments — 99.9% (Cost $1,173,910)($ Thousands)†		$1,173,910

Percentages are based on Net Assets of $1,174,580 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2013, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of October 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Prime Obligation Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT — 33.3%
ANZ New Zealand International
0.190%, 11/24/13 (A)	$18,995	$18,995
Australia & New Zealand Banking Group
0.984%, 01/10/14 (A)	1,385	1,387
Bank of Montreal
0.200%, 11/12/13	45,755	45,755
0.192%, 11/22/13(A)	35,000	35,000
0.180%, 12/27/13	30,000	30,000
Bank of Nova Scotia (A)
0.190%, 11/01/13	42,000	42,000
0.190%, 11/01/13	25,000	25,000
0.180%, 11/01/13	43,000	43,000
0.181%, 11/28/13	30,000	30,000
0.496%, 01/03/14	628	628
Bank of Tokyo-Mitsubishi UFJ NY
0.210%, 12/02/13	25,000	25,000
0.210%, 12/23/13	38,800	38,801
0.210%, 01/13/14	69,800	69,800
0.250%, 02/21/14	7,000	7,001
Chase Bank USA
0.250%, 04/25/14	38,000	38,000
Commonwealth Bank of Australia(A)
0.178%, 11/04/13	21,600	21,599
0.264%, 01/04/14	61,325	61,345
DNB Bank
0.210%, 11/12/13	99,500	99,500
0.240%, 03/04/14	24,000	24,000
Fairway Finance LLC
0.178%, 11/30/13(A)	6,680	6,680
HSBC Bank PLC
0.230%, 12/09/13	6,000	6,000
JPMorgan Chase Bank
0.250%, 04/21/14	34,905	34,905
Mizuho Bank
0.210%, 11/07/13	53,400	53,400
0.210%, 12/09/13	20,790	20,790
0.210%, 12/13/13	35,000	35,000
National Australia Bank
1.436%, 01/30/14(A)	1,220	1,224
0.250%, 03/17/14	20,000	20,000
Nordea Bank Finland PLC
0.262%, 11/28/13(A)	16,880	16,883
0.240%, 02/18/14	23,000	23,000
0.240%, 02/24/14	49,700	49,700
Sumitomo Mitsui Banking
0.260%, 12/04/13	32,620	32,621
0.220%, 12/20/13	15,000	15,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.220%, 01/06/14	$28,000	$28,000
0.220%, 01/16/14	17,000	17,000
0.210%, 02/03/14	21,055	21,054
0.220%, 02/14/14	19,000	19,000
0.220%, 02/21/14	3,000	3,000
Svenska Handelsbanken
0.215%, 11/22/13	24,600	24,600
0.220%, 12/02/13	30,700	30,700
0.175%, 12/13/13	38,700	38,701
0.175%, 12/19/13	38,000	38,000
0.240%, 02/24/14	30,000	30,000
0.245%, 02/26/14	30,000	30,001
Thunder Bay Funding LLC
0.219%, 11/29/13(A)	36,000	36,000
Toronto-Dominion Bank
0.230%, 11/12/13	50,000	50,000
0.260%, 01/06/14	26,188	26,188
0.250%, 01/13/14	40,000	40,000
0.240%, 01/21/14	30,000	30,000
Wells Fargo Bank
0.180%, 11/01/13(A)	35,450	35,450
0.180%, 11/01/13(A)	8,000	8,000
0.220%, 02/07/14	40,200	40,200
Westpac Banking
0.280%, 11/01/13(A)	1,260	1,260

Total Certificates of Deposit (Cost $1,519,168) ($ Thousands)		1,519,168

COMMERCIAL PAPER (C) (D) — 30.1%
Albion Capital LLC
0.170%, 11/04/13	14,220	14,220
0.220%, 11/15/13	22,550	22,548
ASB Finance
0.250%, 11/04/13 to 02/28/14	14,150	14,148
0.230%, 03/04/14	48,550	48,512
BHP Billiton Finance USA
0.130%, 12/18/13	8,000	7,999
BNZ International Funding
0.240%, 04/02/14 to 04/11/14	31,116	31,083
Chariot Funding LLC
0.240%, 01/09/14 to 04/02/14	138,171	138,070
Coca-Cola
0.180%, 11/04/13	18,000	18,000
0.130%, 01/23/14	15,615	15,610
0.220%, 02/03/14	19,530	19,519
0.155%, 03/17/14	27,645	27,629
DNB Bank
0.260%, 03/10/14	4,000	3,996
0.230%, 04/01/14	7,000	6,993
Fairway Finance LLC
0.200%, 02/18/14	12,830	12,822

1	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Prime Obligation Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FCAR Owner Trust
0.280%, 11/04/13 to 12/11/13	$8,556	$8,555
0.290%, 11/15/13	30,390	30,387
0.260%, 12/16/13 to 02/07/14	25,495	25,481
0.270%, 02/03/14	13,483	13,473
0.240%, 04/01/14	400	400
GlaxoSmithKline Finance PLC
0.150%, 01/09/14	37,650	37,639
Jupiter Securitization LLC
0.240%, 12/09/13 to 03/17/14	188,050	187,960
Liberty Street Funding LLC
0.160%, 11/18/13	26,900	26,898
0.200%, 01/08/14	6,910	6,907
0.210%, 01/14/14	7,085	7,082
Manhattan Asset Funding LLC
0.170%, 11/05/13	11,280	11,280
0.230%, 11/14/13	5,120	5,120
MetLife Short Term Funding LLC
0.240%, 04/21/14	19,225	19,203
Mizuho Funding LLC
0.220%, 01/14/14	18,000	17,992
New York Life CAP
0.140%, 01/16/14	2,895	2,894
Nordea Bank
0.250%, 02/14/14	1,405	1,404
Old Line Funding LLC
0.240%, 11/27/13 to 03/07/14	77,940	77,898
0.250%, 04/14/14 to 04/22/14	32,775	32,737
0.230%, 04/25/14	5,000	4,994
Prudential Funding LLC
0.050%, 11/01/13	23,245	23,245
Prudential PLC
0.220%, 11/20/13	5,690	5,689
Svenska Handelsbanken
0.230%, 03/10/14	16,305	16,292
Thunder Bay Funding LLC
0.240%, 02/07/14	15,100	15,090
0.250%, 04/14/14	3,610	3,606
0.230%, 04/23/14 to 04/25/14	20,070	20,047
Toyota Credit Canada
0.210%, 12/10/13	43,835	43,825
Toyota Motor Credit
0.200%, 12/10/13	35,115	35,107
0.220%, 01/13/14	38,000	37,983
0.240%, 02/11/14	34,500	34,477
0.250%, 03/03/14	30,000	29,975
Westpac Securities NZ
0.233%, 12/03/13	59,140	59,128
0.250%, 01/02/14	58,527	58,502
0.230%, 03/03/14	5,178	5,174
0.240%, 04/02/14	26,275	26,248
Working Capital Management
0.140%, 11/01/13	6,060	6,060

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.130%, 11/04/13 to 11/06/13	$51,230	$51,229

Total Commercial Paper (Cost $1,371,130) ($ Thousands)		1,371,130

TIME DEPOSITS — 7.6%
Bank of Tokyo-Mitsubishi UFJ NY
0.080%, 11/01/13	44,000	44,000
Citigroup
0.090%, 11/01/13	111,000	111,000
National Australia Bank
0.040%, 11/01/13	160,000	160,000
Swedbank
0.060%, 11/01/13	33,925	33,925

Total Time Deposits (Cost $348,925) ($ Thousands)		348,925

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
FFCB, Ser 1 (A)
0.230%, 11/01/13	2,850	2,850
0.154%, 11/14/13	37,015	37,010
FHLB
0.180%, 11/01/13 (A)	17,505	17,505
0.170%, 11/01/13 (A)	14,705	14,705
0.300%, 11/22/13 to 12/06/13	7,160	7,160
4.875%, 11/27/13	3,675	3,687
FHLMC (A)
0.380%, 11/01/13	28,310	28,310
FHLMC MTN
0.375%, 11/27/13	2,354	2,354
FNMA (A)
0.310%, 11/01/13	7,000	7,000
0.183%, 11/20/13	190	190
0.153%, 11/20/13	18,235	18,233

Total U.S. Government Agency Obligations (Cost $139,004) ($ Thousands)		139,004

MUNICIPAL BONDS (A) — 3.0%

Arizona — 0.1%
Pima County, Industrial Development Authority, RB
0.090%, 11/06/13	4,800	4,800

California — 0.2%
Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.050%, 11/07/13	3,385	3,385

2	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Prime Obligation Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sacramento, Municipal Utility District, Sub-Ser L, RB
0.060%, 11/07/13	$4,750	$4,750

		8,135

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.150%, 11/06/13	900	900
0.120%, 11/06/13	2,365	2,365
0.200%, 11/07/13	100	100
Colorado State, Housing & Finance Authority, Ser C1, RB
0.130%, 11/06/13	900	900

		4,265

Indiana — 0.2%
Indiana, Finance Authority, Ser F, RB
0.070%, 11/07/13	8,280	8,280

Iowa — 0.2%
Iowa State, Finance Authority, Ser B, RB
0.100%, 11/07/13	800	800
Iowa State, Finance Authority, Ser C, RB
0.120%, 11/07/13	6,110	6,110
Iowa State, Finance Authority, Ser G, RB
0.120%, 11/07/13	210	210
Iowa State, Finance Authority, Ser M, RB
0.130%, 11/07/13	600	600

		7,720

Massachusetts — 0.0%
Simmons College, RB
0.150%, 11/07/13	2,540	2,540

Michigan — 0.4%
Kent, Hospital Finance Authority, Ser C, RB
0.090%, 11/06/13	17,365	17,365

Mississippi — 0.1%
Mississippi, Business Finance, Ser A, RB
0.050%, 11/01/13	4,540	4,540

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.100%, 11/06/13	3,940	3,940

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.120%, 11/06/13	$2,945	$2,945

New York — 0.3%
City of New York, Sub-Ser D-3, GO
0.060%, 11/01/13	5,765	5,765
New York State, Energy Research & Development Authority, Sub-Ser A-3, RB
0.070%, 11/06/13	6,300	6,300

		12,065

Ohio — 0.1%
Cleveland, Department of Public Utilities Division of Water, Ser Q, RB
0.090%, 11/07/13	5,425	5,425

South Carolina — 0.1%
South Carolina, Jobs-Economic Development Authority, Ser C, RB
0.080%, 11/06/13	3,750	3,750

Texas — 0.8%
Texas State, GO
0.120%, 11/05/13	3,695	3,695
0.120%, 11/05/13	3,025	3,025
0.120%, 11/05/13	4,035	4,035
0.130%, 11/06/13	5,045	5,045
Texas State, Ser A, GO
0.120%, 11/05/13	3,775	3,775
Texas State, Ser B, GO
0.100%, 11/07/13	5,710	5,710
Texas State, Ser B2, GO
0.130%, 11/06/13	1,000	1,000
Texas State, Ser I, GO
0.130%, 11/06/13	2,395	2,395
University of Texas System, Ser B, RB
0.060%, 11/07/13	8,225	8,225

		36,905

Wisconsin — 0.2%
Wisconsin State, Health & Educational Facilities Authority, RB
0.070%, 11/06/13	8,300	8,300
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.070%, 11/06/13	2,595	2,595

3	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Prime Obligation Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.100%, 11/07/13	$915	$915

		11,810

Total Municipal Bonds (Cost $134,485) ($ Thousands)		134,485

CORPORATE OBLIGATIONS — 2.3%
Bank of Nova Scotia
0.180%, 11/01/13 (A)	48,000	48,000
2.375%, 12/17/13	10,703	10,731
Commonwealth Bank of Australia MTN
2.125%, 03/17/14 (B)	2,980	3,001
0.984%, 12/17/13 (A)(B)	4,750	4,764
General Electric Capital MTN
0.468%, 12/28/13 (A)	6,165	6,167
2.100%, 01/07/14	2,455	2,464
1.093%, 01/07/14 (A)	1,780	1,783
HSBC Bank PLC
2.000%, 01/19/14 (B)	1,725	1,731
National Australia Bank MTN
0.966%, 01/11/14 (A)(B)	4,650	4,666
Nordea Bank
2.125%, 01/14/14 (B)	1,770	1,776
Toyota Motor Credit MTN
0.403%, 11/07/13 (A)	3,000	3,001
0.494%, 01/15/14 (A)	15,000	15,010

Total Corporate Obligations (Cost $103,094) ($ Thousands)		103,094

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (E) — 16.3%
Goldman Sachs
0.100%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $97,000,269 (collateralized by various FNMA, ranging in par value $1,602,970 - $75,543,341, 2.527% - 3.331%, 11/01/40 - 11/01/43, with total market value of $98,940,275)	$97,000	$97,000
Goldman Sachs
0.100%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $135,620,377 (collateralized by various FNMA and corporate obligations*, ranging in par value $6,453,136 - $200,000,000, 2.308% - 3.584%, 05/01/40 - 12/01/42, with total market value of $138,332,785)	135,620	135,620
Goldman Sachs
0.010%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $180,396,050 (collateralized by U.S. Treasury Notes, par value $133,957,200, 2.000%, 01/15/26, with total market value of $184,004,040)	180,396	180,396
RBC Capital
0.090%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $52,000,130 (collateralized by various FNMA and corporate obligations*, ranging in par value $1,463 - $27,856,279, 1.305% - 6.500%, 01/01/17 - 09/01/44, with total market value of $53,040,133	52,000	52,000
RBC Capital
0.130%, dated 10/31/13, to be repurchased on 11/07/13, repurchase price $41,051,038 (collateralized by various corporate obligations*, ranging in par value $3,000 - $18,180,697, 1.050% - 5.875%, 05/01/14 - 05/13/23, with total market value of $43,102,656)	41,050	41,050

4	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Prime Obligation Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBC Capital
0.130%, dated 10/29/13, to be repurchased on 11/05/13, repurchase price $39,636,002 (collateralized by various corporate obligations*, ranging in par value $450 - $10,526,793, 1.050% - 8.625%, 05/01/14 - 04/15/23, with total market value of $41,617,201)	$39,635	$39,635
UBS
0.090%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $110,000,275 (collateralized by U.S. Treasury Notes, ranging in par value $40,427,000 - $71,750,000, 0.250% - 0.750%, 05/31/15 - 06/30/17, with total market value of $112,200,305)	110,000	110,000
Wells Fargo
0.080%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $7,000,016 (collateralized by U.S. Treasury Notes, par value $7,131,100, 0.250%, 09/15/14, with total market value of $7,140,054)	7,000	7,000
Wells Fargo
0.290%, dated 10/29/13, to be repurchased on 11/05/13, repurchase price $24,186,364 (collateralized by various corporate obligations*, ranging in par value $1,000 - $1,997,100, 0.700% - 8.620%, 01/24/14 - 04/15/23, with total market value of $25,394,864)	24,185	24,185

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo
0.160%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $53,290,237 (collateralized by various corporate obligations*, ranging in par value $1,000 - $4,000,000, 0.000% - 8.125%, 01/15/14 - 09/15/23, with total market value of $55,947,265)	$53,290	$53,290

Total Repurchase Agreements (Cost $740,176) ($ Thousands)		740,176

Total Investments — 95.6% (Cost $4,355,982)($ Thousands)†		$4,355,982

* A summary of the corproate obligations used to collateralize repurchase agreements entered into by the Fund at October 31, 2013, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC Capital	American Honda Finance	1.500%	09/11/17	$600
	American Honda Finance	1.450	02/27/15	210
	Astrazeneca PLC	1.950	09/18/19	8,461
	Coca Cola Co.	1.650	03/14/18	478
	Coca Cola Co.	0.204	03/14/14	1,138
	Commonwealth Bank of Austra	1.250	09/18/15	1,688
	Encana Holdings	5.800	05/01/14	139
	Enterprise Products Operating LLC	3.200	02/01/16	2,639
	Ericsson Telefonaktiebolaget	4.125	05/15/22	523
	Freeport McMoran Copper Gold	3.550	03/01/22	18,181
	Glaxo Smithkline Capital Inc.	5.650	05/15/18	9
	Home Depot	5.400	03/01/16	3,109
	Hydro-Quebec	9.400	02/01/21	3
	JP Morgan Chase Co.	3.700	01/20/15	260
	Korea Expressway	4.500	03/23/15	100
	OverSea Chinese Bankin	3.150	03/13/23	900
	Plains Exploration & Production Co.	8.625	10/15/19	54
	Province of Ontario CA	2.700	06/16/15	77
	Reynolds American Inc.	1.050	10/30/15	2,157
	Svenska Handlebenen	1.625	03/21/18	1,646
	The Export Import Bank of Korea	5.875	01/14/15	150
	Vodafone Group PLC	5.450	06/01/19	857
RBC Capital	Conagra	7.000	04/15/19	3,496
	Dominion Gas Holdings LLC	1.050	11/01/16	1
	Encana Holdings	5.800	05/01/14	75
	Enterprise Products Operating LLC	3.200	02/01/16	656
	Nabors Industries Inc.	5.000	09/15/20	1,820
	National Australia Bank	3.000	07/27/16	1,368
	Oracle Corp.	2.500	10/15/22	1,948
	Plains Exploration & Production Co.	8.625	10/15/19	5,080
	Province of Manttoba	2.100	09/06/22	1,555
	Reliance Steel Aluminum Co.	1.250	10/05/17	10,527
	Toyota Motor Credit Co.	1.250	10/05/17	5,731
	UBS AG Stamford Branch	4.875	08/04/20	7,100

5	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Prime Obligation Fund

October 31, 2013

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)

Wells Fargo	AFLAC Incorporated	3.625%	06/15/23	$3,205
	Allstate Corp.	6.200	05/16/14	33
	Amerisource Bergen Corp.	5.875	09/15/15	24
	AON Corp.	3.500	09/30/15	500
	Assurant, Inc.	5.625	02/15/14	10
	Banco Estado Chille	3.875	02/08/22	84
	Bank of China Hong Kong Limited	3.750	11/08/16	2,000
	Barclays Bank PLC	2.250	08/26/15	6
	Berkshire Hathaway Finance Corp.	2.000	08/15/18	515
	Berkshire Hathaway Finance Corp.	0.950	08/15/16	4,000
	Biomed Realty LP	4.250	07/15/22	138
	Boston Properties LTD	5.625	04/15/15	355
	Braskem Finance LTD	5.375	05/02/22	200
	BRE Properties Inc.	3.375	01/15/23	1,050
	British Telecommunications	2.000	06/22/15	62
	Burlington North Sante Fe Corp.	4.700	10/01/19	597
	Capital One Bank	5.125	02/15/14	1,608
	Capital One Financial Corp.	2.125	07/15/14	425
	Capital One Financial Corp.	2.150	03/23/15	1,015
	Cenovus Energy Inc.	3.800	09/15/23	320
	Citigroup Inc.	1.300	04/01/16	350
	Comcast Corp.	5.900	03/15/16	232
	Commonwealth Bank Austra	2.500	09/20/18	3,103
	Conventry Health Care	5.950	03/17/17	115
	CRH American Inc.	8.125	07/15/18	692
	Deutsche Telekom Intl	4.875	07/08/14	234
	Developers Diversified Realth Corp.	7.875	09/01/20	28
	Directv	4.750	10/01/14	89
	Dow Chemical Co.	4.250	11/15/20	3,805
	Dukes-WKS Reality Partnership	5.400	08/15/14	2
	Elelon Generation Company LLC	5.200	10/01/19	780
	Elelon Generation Company LLC	5.350	01/15/14	70
	Enterprise Products Operating LP	5.600	10/15/14	249
	ERP Operating LTD Partnership	4.625	12/15/21	1,012
	Financing Corp FICO.	0.000	10/15/14 - 04/5/19	1 - 17
	Ford Motor Credit Co.	4.375	08/06/13	77
	GE Capital Internotes	4.100	10/15/15	5
	GE Capital Internotes	4.550	08/17/15	40
	Glaxo Smithkline Capital Inc.	0.750	05/08/15	974
	Goldman Sachs Group Inc.	6.000	06/15/20	1,097
	Grupo Aval LTD	5.250	02/01/17	73
	GTL Trade Finance	7.250	10/20/17	44
	Hartford Financial Services Group Inc.	5.500	03/30/20	394
	HCC Insurance Holdings Inc.	6.300	11/15/19	126
	Health Care	6.300	09/15/16	610
	Health Care Property Investors	6.000	01/30/17	202
	Health Care REIT	5.875	05/15/15	175
	Health Care TR America Holdings LP	3.700	04/15/23	25
	Hewlett Packard Co.	5.400	03/01/17	1,176
	HSBC Financial Corp.	4.000	04/15/15	10
	Kellog Co.	0.495	02/13/15	1,000
	Kimco Realty Co.	4.300	02/01/18	2
	Kimco Realty Co.	3.125	06/01/23	2,350
	Liberty Property Limited Partnership	4.750	10/01/20	28
	Morgan Stanley	6.000	05/13/14	300
	Morgan Stanley	4.100	01/26/15	100
	Morgan Stanley	5.500	07/24/20	217
	Nabors Industries Inc.	5.000	09.15/20	2,038
	New Jersey Bell Telephone Co.	8.000	06/01/22	10
	Pacific Gas & Electric Co.	4.800	03/01/14	87
	Pemex Project	7.375	12/15/14	100
	Petrohawk Erergy Corp.	10.500	08/01/14	1,005
	Petrohawk Erergy Corp.	7.785	06/01/15	389
	Petroleos Mexicanos Guaranteed Notes	3.500	01/30/23	217
	PFD HCP Inc.	2.700	02/01/14	480
	Plains Exploration & Production Co.	6.625	05/01/21	479
	Plains Exploration & Production Co.	7.625	04/01/20	335
	Principal Life Global	5.550	04/27/15	27
	Progress Energu Inc.	5.625	01/15/16	3
	Prologis LP	2.750	02/15/19	201
	Prudential Financial Inc.	7.370	06/15/19	576
	Prudential Financial Inc.	6.100	06/15/17	65

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)

Wells Fargo (continued)	Roper Industries Inc.	2.050%	10/01/18	$1,280
	Swiss Bank Corp.	7.000	10/15/15	100
	The Kroger Co.	2.200	01/15/17	2,800
	Time Warner Inc.	4.700	01/15/21	301
	Torchmark Corp.	7.875	05/15/23	729
	Toyota Motor Credit Co.	3.400	09/15/21	136
	Toyota Motor Credit Co.	2.800	01/11/16	30
	Transocean Sedco Forex	4.950	11/15/15	7
	UBS AG Stamford Branch	2.250	01/28/14	50
	United Dominion	4.250	05/31/18	50
	United Technologies	4.875	05/01/15	2,578
	US Bank NA	4.950	10/30/14	1,219
	Ventas Realty Limited Partnership	3.125	11/30/15	390
	Voto Votoramtim Overseas Trading Operation	6.625	09/25/19	76
	Walt Disney Co.	0.450	12/01/15	797
	Walt Disney Co.	6.000	07/17/17	363
	Watson Pharmaceuticals Inc.	1.875	10/01/17	30
Wells Fargo	AFLAC Incorporated	3.625	06/15/23	3,205
	Agilent Technologies, Inc.	6.500	11/01/17	129
	Allstate Corp.	6.200	05/16/14	33
	Allstate Corp.	5.000	08/15/14	255
	Allstate Corp.	6.200	05/16/14	185
	AMB Properties LP	4.000	01/15/18	225
	American Express Co.	1.300 - 6.900	6/12/15 - 5/22/18	9 - 769
	American Tower REIT	3.400	02/15/19	271
	Amerisource Bergen Corp.	5.875	09/15/15	24
	AON Corp.	3.500	09/30/15	500
	Aspen Insurance Holdings LTD	6.000	12/15/20	598
	Assurant, Inc.	5.625	02/15/14	10
	AT&T Corp.	9.455	11/15/22	260
	AT&T Corp.	1.600	02/15/17	1,481
	Bank of China Hong Kong Limited	3.750	11/08/16	2,000
	Bank of New York Company, Inc.	0.700	10/23/15	2
	Barclays Bank PLC	2.250	08/26/15	6
	BB&T Corp.	4.900	06/30/17	10
	Berkshire Hathaway Finance Corp.	2.000	08/15/18	515
	Berkshire Hathaway Finance Corp.	0.950	08/15/16	4,000
	Biomed Realty LP	4.250	07/15/22	138
	Block Finance Corp.	5.125	10/30/14	45
	Boston Properties LTD	5.625	04/15/15	355
	Boston Properties LTD	5.625	11/15/20	60
	Brasken Finance LTD	5.375	05/02/22	119
	BRE Properties Inc.	3.375	01/15/23	1,050
	British Telecommunications	2.000	06/22/15	62
	Bunge Limited Finance Corp.	3.200	06/15/17	85
	Bunge Limited Finance Corp.	5.350	04/15/14	5
	Burlington North Sante Fe Corp.	4.700	10/01/19	597
	Burlington North Sante Fe Corp.	7.000	02/01/14	389
	Camden Property Trust	4.625	06/15/21	154
	Capital One Bank	5.125	02/15/14	1,608
	Capital One Financial Corp.	2.125	07/15/14	425
	Capital One Financial Corp.	2.150	03/23/15	1,015
	Capital One Financial Corp.	7.375	05/23/14	73
	Caterpillar Financial Services	1.625	06/01/17	30
	Cenovus Energy Inc.	3.800	09/15/23	320
	Citigroup Inc.	1.300	04/01/16	350
	Citigroup Inc.	3.953 - 6.125	9/15/14 - 1/14/22	35 - 551
	Colgate Palmolive Co.	1.300	01/17/17	100
	Comcast Corp.	5.900	03/15/16	232
	Commonwealth Bank Austra	2.500	09/20/18	3,103
	Conventry Health Care	5.950	03/17/17	115
	Conventry Health Care	6.300	08/15/14	200
	Cooperatieve Centrale	3.875	02/08/22	15
	Corporate Office Properties LP	3.600	05/15/23	80
	Costellation Energy Group	5.150	12/01/20	25
	Costellation Energy Group	5.000	03/01/14	10
	Credit Suisse	5.500	05/01/14	172
	CRH American Inc.	8.125	07/15/18	692
	Deutsche Telekom Intl	4.875	07/08/14	234
	Developers Diversified Realth Corp.	7.875	09/01/20	28
	Developers Diversified Realth Corp.	7.875	09/01/20	115
	Devon Energy Corp.	4.000	07/15/21	30
	Digital Realty Trust LP	3.625	10/01/22	112
	Directv	4.750	10/01/14	89
	Disney Co.	5.625	09/15/16	7
	Dow Chemical Co.	4.250	11/15/20	3,805
	Dow Chemical Co.	4.125	11/15/21	1,997
	Dukes Week Realty Limited Partnership	8.250	08/15/19	50
	Dukes Week Realty Limited Partnership	5.400	08/15/14	25
	Dukes-WKS Reality Partnership	5.400	08/15/14	2
	El Paso Natural Gas Co.	8.625	01/15/22	308
	Elelon Generation Company LLC	5.200	10/01/19	780
	Elelon Generation Company LLC	5.350	01/15/14	70
	Enterprise Products Operating LP	5.600	10/15/14	249
	Enterprise Products Operating LP	3.350	03/15/23	40
	ERP Operating LTD Partnership	4.625	12/15/21	1,012
	ERP Operating LTD Partnership	4.750	07/15/20	400
	Essex Portfolio	3.250	05/01/23	685
	Exelon General Company LLC	5.200	10/01/19	314
	Express Scripts Holdings Co.	2.650	02/15/17	90

6	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Prime Obligation Fund

October 31, 2013

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)

Wells Fargo (continued)	El Paso Natural Gas Co.	8.625%	01/15/22	$308
	Elelon Generation Company LLC	5.200	10/01/19	780
	Elelon Generation Company LLC	5.350	01/15/14	70
	Enterprise Products Operating LP	5.600	10/15/14	249
	Enterprise Products Operating LP	3.350	03/15/23	40
	ERP Operating LTD Partnership	4.625	12/15/21	1,012
	ERP Operating LTD Partnership	4.750	07/15/20	400
	Essex Portfolio	3.250	05/01/23	685
	Exelon General Company LLC	5.200	10/01/19	314
	Express Scripts Holdings Co.	2.650	02/15/17	90
	Financing Corp FICO.	0.000	10/15/14 - 04/5/19	1 - 17
	Ford Motor Credit Co.	4.375	08/06/13	77
	Ford Motor Credit Co.	8.000	12/15/16	243
	Ford Motor Credit Co.	5.000	05/15/18	10
	Ford Motor Credit Co.	7.000	04/15/15	165
	GE Capital Internotes	4.000 - 6.75	10/15/15 - 3/15/23	2 - 86
	Gerdau Trade, Inc.	5.700	01/30/21	10
	Glaxo Smithkline Capital Inc.	0.750	05/08/15	974
	Glaxo Smithkline Capital Inc.	0.750	05/08/15	309
	Goldman Sachs Group Inc.	6.000	06/15/20	1,097
	Goldman Sachs Group Inc.	6.000	06/15/20	1
	Goldman Sachs Group Inc.	3.175	02/16/16	100
	Goldman Sachs Group Inc.	4.500	05/15/21	10
	GTL Trade Finance	7.250	10/20/17	44
	Hartford Financial Services Group Inc.	5.500	10/15/16	10
	HCC Insurance Holdings Inc.	6.300	11/15/19	126
	Health Care Reit	3.750 - 6.000	11/15/13 - 4/15/23	10 - 685
	HSBC Financial Corp.	4.700	09/15/14	6
	HSBC Financial Corp.	4.000	01/15/15	15
	ICI Wilmington, Inc.	5.625	12/01/13	10
	John Deere Capital Co.	2.800	09/18/17	250
	JP Morgan Chase	4.400	7//22/20	222
	JP Morgan Chase	3.400	06/24/15	225
	KeyBank National Association	5.450	03/03/16	2
	Kinder Morgan	2.650	02/01/19	604
	L-3 Communications Corp.	4.950	02/15/21	130
	Liberty Property Limited Partnership	4.750	10/01/20	250
	Liberty Property Limited Partnership	5.650	08/15/14	110
	Lincoln Corp.	6.250	02/15/20	8
	Marathon Oil Corp.	0.900	11/01/15	75
	Markel Corp	3.625	03/30/23	59
	Morgan Stanley	2.875	07/28/14	39
	Morgan Stanley	2.875	01/24/14	25
	Morgan Stanley	5.950	12/28/17	178
	Nabors Industries, Inc.	6.150	02/15/18	10
	Nextera Energy Capital Holdings Inc.	1.200	06/01/15	24
	Nomura Holdings Inc.	2.000	09/13/16	214
	Nordstrom, Inc.	6.250	01/15/18	16
	Paccar Financial	1.600	03/15/17	25
	Pacific Gas and Electric Co.	6.250	12/01/13	37
	Pacific Gas and Electric Co.	5.625	11/30/17	25
	Pan Pac Retail	5.250	09/01/15	282
	Petrohawk Energy Corp.	7.875	06/01/15	486
	Petroleos Mexicanos Guaranteed Notes	3.500	01/30/23	451
	Petroleos Mexicanos Guaranteed Notes	5.500	01/21/21	10
	PFD HCP, Inc.	3.750	02/01/19	137
	PFD HCP, Inc.	2.700	02/01/14	290
	Phillips 66	1.950	03/05/15	82
	PNC Bank NA	2.700	11/01/22	14
	Progress Energy Inc.	4.400	01/15/21	100
	Protective Life Corp.	7.375	10/15/19	250
	Quest Corp	7.500	10/01/14	10
	Ryder System	3.150	03/02/15	15
	Santander Holdings USA, Inc.	3.000	09/24/15	90
	Sunoco Logistics Partners Operations	5.500	02/15/20	200
	Suntrust Banks Inc.	6.000	09/11/17	29
	Toyota Motor Credit Co.	3.400	09/15/21	40
	Transocean Sedco Forex	5.050	12/15/16	64
	Transocean Sedco Forex	4.950	11/15/15	25
	Tyco International Group SA	3.375	10/15/15	10
	US Bancorp New	3.442	02/01/16	13
	US Bank NA	4.950	11/30/14	75
	Ventas Realty Limited Partnership	3.125	11/30/15	65
	Ventas Realty Limited Partnership	4.250	03/01/22	82
	Verizon Communications	5.150	09/15/23	541
	Verizon Wireless Capital LLC	5.550	02/01/14	320
	W.R. Berkley Corp	6.150	08/15/19	10
	Walt Disney Co.	0.450	12/01/15	797
	Walt Disney Co.	6.000	07/17/17	363
	Weinarten Realty	5.542	12/15/16	50
	Wills North America Inc.	7.000	09/29/19	110
	Zions Bancorporation	4.500	06/13/23	30

Percentages are based on Net Assets of $4,558,027 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Securities are held in connection with a letter of credit issued by major bank.

(E)	Tri-party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2013, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of October 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

7	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Treasury Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 61.2%
U.S. Treasury Bills (A)
0.068%, 12/26/13	$8,780	$8,779
0.050%, 01/16/14	15,115	15,113
0.045%, 01/30/14	3,525	3,525
U.S. Treasury Notes
4.250%, 11/15/13	2,470	2,474
0.500%, 11/15/13	15,145	15,147
2.000%, 11/30/13	9,290	9,303
0.250%, 11/30/13 to 02/28/14	26,168	26,177
0.750%, 12/15/13	22,720	22,737
1.500%, 12/31/13	7,145	7,162
0.125%, 12/31/13	16,222	16,224
1.000%, 01/15/14	15,670	15,699
1.750%, 01/31/14 to 03/31/14	12,757	12,819
1.250%, 02/15/14	945	948
1.875%, 02/28/14	24,427	24,569
0.250%, 03/31/14	2,400	2,402

Total U.S. Treasury Obligations (Cost $183,078) ($ Thousands)		183,078

REPURCHASE AGREEMENTS (B) — 38.7%
Bank of Nova Scotia
0.070%, dated 10/22/13, to be repurchased on 01/21/14, repurchase price $2,000,354 (collateralized by U.S. Treasury Notes, ranging in par value $1,200 - $2,059,100, 0.750% - 0.875%, 12/31/17 - 01/31/17, with total market value of $2,040,053) (C)	2,000	2,000
Bank of Nova Scotia
0.050%, dated 08/28/13, to be repurchased on 11/26/13, repurchase price $4,000,500 (collateralized by U.S. Treasury Notes, ranging in par value $9,600 - $2,837,100, 0.875% - 6.500%, 08/15/15 - 11/15/26, with total market value of $4,080,456) (C)	4,000	4,000
Bank of Nova Scotia
0.040%, dated 09/10/13, to be repurchased on 12/09/13, repurchase price $4,000,400 (collateralized by U.S. Treasury Notes, ranging in par value $212,800 - $2,835,236, 0.875% - 6.500%, 08/15/15 - 11/15/26, with total market value of $4,080,269) (C)	4,000	4,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Barclays Capital
0.070%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $14,000,027 (collateralized by U.S. Treasury Notes, par value $14,173,800, 0.875%, 01/15/25, with total market value of $14,280,068)	$14,000	$14,000
Citigroup
0.090%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $14,000,035 (collateralized by U.S. Treasury Notes, ranging in par value $27,600 - $5,967,900, 1.500% - 5.250%, 03/31/18 - 05/15/43, with total market value of $14,280,046)	14,000	14,000
Credit Suisse
0.080%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $12,000,027 (collateralized by U.S. Treasury Notes, par value $10,505,000, 0.080%, 02/15/15, with total market value of $12,245,147)	12,000	12,000
Goldman Sachs
0.010%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $4,785,001 (collateralized by U.S. Treasury Notes, par value $3,257,300, 2.375%, 01/15/25, with total market value of $4,880,723)	4,785	4,785
Goldman Sachs
0.050%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $14,000,019 (collateralized by U.S. Treasury Notes, ranging in par value $3,091,900 - 11,395,000, 0.625% - 2.375, 01/15/25 - 02/15/43, with total market value of $14,280,109)	14,000	14,000
RBC Capital
0.070%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $13,000,025 (collateralized by U.S. Treasury Notes, ranging in par value $2,792,400 - $10,480,400, 0.250% - 1.375%, 02/28/19 - 10/31/15, with total market value of $13,260,062)	13,000	13,000

1	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Treasury Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

TD Securities
0.050%, dated 10/25/13, to be repurchased on 11/01/13, repurchase price $2,635,026 (collateralized by U.S. Treasury Notes, ranging in par value $600 - $1,171,500, 0.000% - 3.125%, 12/26/13 - 05/15/21, with total market value of $2,687,788)	$2,635	$2,635
TD Securities
0.050%, dated 10/30/13, to be repurchased on 11/06/13, repurchase price $3,180,031 (collateralized by U.S. Treasury Notes, ranging in par value $1,600 - $1,054,300, 0.000% - 7.500%, 12/26/13 - 11/15/24, with total market value of $3,243,640)	3,180	3,180
UBS
0.090%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $15,000,038 (collateralized by U.S. Treasury Notes, ranging in par value $2,835,500 - $11,036,300, 2.125% - 3.625%, 02/15/20 - 08/31/20, with total market value of $15,300,048)	15,000	15,000
Wells Fargo
0.080%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $13,000,029 (collateralized by U.S. Treasury Notes, par value $13,243,400, 0.250%, 09/15/14, with total market value of $13,260,029)	13,000	13,000

Total Repurchase Agreements (Cost $115,600) ($ Thousands)		115,600

Total Investments — 99.9% (Cost $298,678)($ Thousands) †		$298,678

Percentages are based on Net Assets of $299,110 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Tri-Party Repurchase Agreement.

(C)	Securities considered illiquid. The total value of such securities as of October 31, 2013 was $10,000 ($ Thousands) and represented 3.3% of Net Assets.
†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2013, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of October 31, 2013, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Treasury II Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.8%
U.S. Treasury Bills (A)
0.019%, 11/07/13	$83,688	$83,688
0.030%, 11/21/13	63,432	63,431
0.049%, 11/29/13	52,500	52,498
0.060%, 12/26/13	25,025	25,023
0.062%, 01/09/14	7,500	7,499
0.050%, 01/16/14	31,835	31,831
0.035%, 01/23/14	25,000	24,998
0.045%, 01/30/14	17,000	16,998
0.042%, 02/06/14	64,000	63,993
U.S. Treasury Notes
4.250%, 11/15/13	11,930	11,949
0.500%, 11/15/13	106,741	106,758
2.000%, 11/30/13	10,200	10,215
0.250%, 11/30/13 to 02/28/14	41,137	41,144
0.750%, 12/15/13	19,525	19,539
1.500%, 12/31/13	26,240	26,302
0.125%, 12/31/13	13,456	13,458
1.000%, 01/15/14	57,245	57,352
1.750%, 01/31/14 to 03/31/14	24,581	24,708
1.875%, 02/28/14	29,630	29,804

Total U.S. Treasury Obligations (Cost $711,188) ($ Thousands)		711,188

Total Investments — 99.8% (Cost $711,188)($ Thousands) †		$711,188

Percentages are based on Net Assets of $712,280 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2013, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of October 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

1	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 45.7%

Consumer Discretionary — 2.2%
Amazon.com
0.650%, 11/27/15	$575	$574
Comcast
5.850%, 11/15/15	200	220
DIRECTV Holdings LLC
3.550%, 03/15/15	250	259
Hasbro
6.125%, 05/15/14	500	515
Maytag MTN
6.450%, 08/15/14	550	574
NBCUniversal Enterprise
0.929%, 04/15/18 (A)(B)	575	578
0.781%, 01/15/14 (A)(B)	445	447
NBCUniversal Media LLC
2.100%, 04/01/14	117	118
Newell Rubbermaid
2.000%, 06/15/15	450	456
Thomson Reuters
0.875%, 05/23/16	650	647
Time Warner Cable
7.500%, 04/01/14	450	462
5.850%, 05/01/17	400	441
Viacom
1.250%, 02/27/15	247	248

		5,539

Consumer Staples — 3.6%
Anheuser-Busch InBev Worldwide
4.125%, 01/15/15	215	224
0.800%, 07/15/15	650	653
0.603%, 01/14/14(A)	300	301
BAT International Finance PLC
1.400%, 06/05/15(B)	945	954
Campbell Soup
0.565%, 11/01/13(A)	640	641
ConAgra Foods
1.300%, 01/25/16	600	602
Heineken
0.800%, 10/01/15(B)	375	375
Kellogg
0.495%, 11/14/13(A)	600	601
Kimberly-Clark
0.384%, 11/15/13(A)	800	801
Kraft Foods Group
1.625%, 06/04/15	625	634
PepsiCo
0.436%, 07/30/15(A)	900	901
Philip Morris International
2.500%, 05/16/16	500	521
Reynolds American
1.050%, 10/30/15	260	260
SABMiller Holdings
0.932%, 11/01/13 (A)(B)	650	656

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Walgreen
0.754%, 12/13/13 (A)	$530	$531

		8,655

Energy — 2.3%
BP Capital Markets PLC
0.775%, 11/10/13 (A)	750	748
0.700%, 11/06/15	865	865
Enterprise Products Operating LLC
1.250%, 08/13/15	45	45
Petrobras Global Finance
1.884%, 11/20/13 (A)	1,565	1,561
Schlumberger Investment
0.806%, 09/12/14 (A)(B)	575	578
Schlumberger Norge
1.250%, 08/01/17 (B)	145	143
Total Capital Canada
0.624%, 01/17/14 (A)	900	905
Total Capital International
0.835%, 11/12/13 (A)	400	402
TransCanada PipeLines
0.750%, 01/15/16	350	349

		5,596

Financials — 27.6%
Abbey National Treasury Services PLC
3.875%, 11/10/14 (B)	598	616
ABN AMRO Bank
1.375%, 01/22/16 (B)	795	800
1.037%, 10/28/16 (A)(B)	400	400
American Express
0.852%, 11/22/13 (A)	600	601
American Express Centurion Bank
0.715%, 11/13/13 (A)	535	537
American Honda Finance
0.637%, 11/26/13 (A)(B)	815	816
American Honda Finance MTN
1.000%, 08/11/15 (B)	400	402
American International Group
4.250%, 09/15/14	650	669
Australia & New Zealand Banking Group NY
0.824%, 11/15/13 (A)	375	375
Bank of America
1.500%, 10/09/15	560	565
1.281%, 01/15/19 (A)	750	752
Bank of America MTN
1.070%, 03/22/16 (A)	200	201
Bank of Montreal MTN
0.843%, 01/09/14 (A)	500	501
0.498%, 12/24/13 (A)	900	900
Bank of New York Mellon MTN
0.699%, 03/06/18 (A)	350	350
0.489%, 12/06/13 (A)	585	584

1	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bank of Nova Scotia
1.850%, 01/12/15	$965	$981
0.764%, 01/15/14 (A)	670	673
0.696%, 12/11/13 (A)	800	803
Bank of Tokyo-Mitsubishi
0.712%, 11/26/13 (A)(B)	440	441
Bank of Tokyo-Mitsubishi UFJ
0.868%, 09/09/16 (A)(B)	200	201
BB&T
0.938%, 01/28/14 (A)	263	264
BB&T MTN
1.114%, 12/15/13 (A)	380	383
Berkshire Hathaway
0.800%, 02/11/16	350	351
BNP Paribas MTN
3.003%, 12/20/13 (A)	615	633
BPCE MTN
1.488%, 04/25/16 (A)	500	507
Canadian Imperial Bank of Commerce
0.900%, 10/01/15	400	402
Capital One
0.700%, 12/24/13 (A)	500	499
Capital One Financial
2.150%, 03/23/15	500	508
1.394%, 01/17/14 (A)	255	256
CDP Financial
3.000%, 11/25/14 (B)	440	452
Citigroup
4.875%, 05/07/15	700	738
1.250%, 01/15/16	1,085	1,088
Commonwealth Bank of Australia
0.752%, 09/20/16 (A)(B)	600	600
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
0.732%, 03/18/16 (A)	550	551
Credit Agricole
1.096%, 01/03/14 (A)(B)	1,400	1,403
Credit Agricole Home Loan
0.992%, 01/22/14 (A)(B)	400	402
Credit Suisse USA
5.375%, 03/02/16	450	496
Daimler Finance North America LLC
1.250%, 01/11/16 (B)	700	704
1.102%, 08/01/18 (A)(B)	400	402
0.922%, 11/01/13 (A)(B)	910	912
Danske Bank
1.294%, 04/14/14 (A)(B)	1,050	1,053
ERAC USA Finance LLC
2.250%, 01/10/14 (B)	135	135
1.400%, 04/15/16 (B)	240	240
European Investment Bank
1.125%, 08/15/14	900	906
Fifth Third Bank
0.672%, 11/26/13 (A)	790	788
Ford Motor Credit LLC
1.516%, 11/09/13 (A)	670	679

Description	Face Amount ($ Thousands)	Value ($ Thousands)

General Electric Capital
1.279%, 01/02/14(A)	$355	$359
0.959%, 04/02/18(A)	250	252
General Electric Capital MTN
1.136%, 05/09/16(A)	500	504
1.000%, 01/08/16	250	251
Genworth Holdings
5.750%, 06/15/14	300	309
Goldman Sachs Group
1.436%, 01/30/14(A)	500	502
0.744%, 01/12/14(A)	705	705
Goldman Sachs Group MTN
1.600%, 11/23/15	500	506
1.263%, 11/21/13(A)	660	664
HSBC Bank PLC
1.044%, 01/17/14 (A)(B)	462	463
0.904%, 11/15/13 (A)(B)	500	501
HSBC Bank USA NY
4.625%, 04/01/14	700	712
HSBC USA
2.375%, 02/13/15	330	338
Hyundai Capital America
1.875%, 08/09/16(B)	165	166
1.625%, 10/02/15(B)	685	690
ING Bank
1.891%, 09/25/15 (A)(B)	550	562
ING US
2.900%, 02/15/18	350	357
International Bank for Reconstruction & Development
0.500%, 11/26/13	320	320
International Lease Finance
6.500%, 09/01/14(B)	500	521
Intesa Sanpaolo
3.125%, 01/15/16	350	357
JPMorgan Chase
1.138%, 01/25/14(A)	500	504
JPMorgan Chase MTN
0.904%, 01/15/14(A)	490	492
0.882%, 02/26/16(A)	1,090	1,094
Manufacturers & Traders Trust
0.558%, 12/07/13(A)	660	659
MetLife Institutional Funding II
0.613%, 01/10/14 (A)(B)	910	913
Metropolitan Life Global Funding I
1.700%, 06/29/15(B)	850	861
1.500%, 01/10/18(B)	220	217
Monumental Global Funding III
0.444%, 01/15/14 (A)(B)	190	190
Morgan Stanley
1.512%, 11/25/13(A)	1,470	1,486
National Rural Utilities Cooperative Finance MTN
0.509%, 11/29/13(A)	930	932

2	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York Life Global Funding
0.800%, 02/12/16 (B)	$475	$476
0.589%, 01/23/14 (A)(B)	550	552
Nissan Motor Acceptance
4.500%, 01/30/15 (B)	320	334
0.950%, 12/26/13 (A)(B)	1,100	1,102
Nordea Bank
0.725%, 11/13/13 (A)(B)	600	602
PACCAR Financial MTN
0.536%, 11/08/13 (A)	450	451
PNC Bank
0.557%, 01/29/14 (A)	700	700
Pricoa Global Funding I
5.450%, 06/11/14 (B)	600	618
Pricoa Global Funding I MTN
0.532%, 11/19/13 (A)(B)	325	325
Principal Life Global Funding II
1.000%, 12/11/15 (B)	795	797
0.868%, 01/09/14 (A)(B)	250	251
0.632%, 11/27/13 (A)(B)	370	371
Principal Life Income Funding Trusts MTN
5.100%, 04/15/14	250	255
Prudential Financial MTN
5.100%, 09/20/14	231	240
1.044%, 08/15/18 (A)	500	502
Rabobank MTN
2.125%, 10/13/15	880	904
Royal Bank of Canada
1.125%, 07/22/16	795	800
Royal Bank of Canada MTN
0.850%, 03/08/16	990	990
0.628%, 03/08/16 (A)	500	501
0.473%, 01/06/14 (A)	350	351
Royal Bank of Scotland PLC
2.550%, 09/18/15	295	302
Simon Property Group
6.750%, 05/15/14	550	559
SLM Student Loan Trust MTN
3.875%, 09/10/15	235	243
Societe Generale
1.328%, 10/01/18 (A)	450	450
Sumitomo Mitsui Banking
1.350%, 07/18/15	250	252
SunTrust Banks
3.600%, 04/15/16	690	732
Svenska Handelsbanken
0.721%, 12/25/13 (A)	700	701
Swedbank Hypotek
0.698%, 12/28/13 (A)(B)	250	250
Toronto-Dominion Bank MTN
0.445%, 11/07/13 (A)	700	701
Toyota Motor Credit
0.553%, 11/17/13 (A)	1,700	1,704
Toyota Motor Credit MTN
0.402%, 09/18/15 (A)	300	300

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS MTN
5.875%, 07/15/16	$550	$613
Union Bank
1.000%, 12/26/13(A)	250	252
US Bank
0.524%, 01/16/14(A)	600	601
USAA Capital
3.500%, 07/17/14(B)	250	255
Ventas Realty
1.550%, 09/26/16	550	554
Volkswagen International Finance
2.875%, 04/01/16(B)	825	861
Wells Fargo
1.500%, 07/01/15	500	507
Wells Fargo MTN
0.869%, 01/23/14(A)	650	651
0.772%, 01/20/14(A)	990	993

		66,510

Health Care — 2.6%
AbbVie
1.200%, 11/06/15	600	604
Express Scripts Holding
2.750%, 11/21/14	1,200	1,226
GlaxoSmithKline Capital
0.700%, 03/18/16	844	844
McKesson
0.950%, 12/04/15	235	235
Merck
0.453%, 11/18/13(A)	910	913
Providence Health & Services Obligated Group
1.048%, 01/01/14(A)	700	696
Quest Diagnostics
1.100%, 03/24/14(A)	735	737
Teva Pharmaceutical Finance III
0.750%, 12/21/13(A)	620	620
Thermo Fisher Scientific
2.050%, 02/21/14	137	138
WellPoint
1.250%, 09/10/15	210	212

		6,225

Industrials — 1.5%
Canadian National Railway
0.438%, 02/06/14(A)	1,000	1,000
General Electric
0.850%, 10/09/15	1,295	1,300
Kansas City Southern de Mexico
0.937%, 10/28/16 (A)(B)	160	160
Penske Truck Leasing LP
2.500%, 07/11/14(B)	70	71
Pentair Finance
1.350%, 12/01/15	285	286
Precision Castparts
0.700%, 12/20/15	145	145

3	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tyco Electronics Group
5.950%, 01/15/14	$710	$717

		3,679

Information Technology — 1.4%
Dell
0.848%, 01/01/14(A)	350	349
Hewlett-Packard
0.661%, 11/30/13(A)	1,000	1,000
TSMC Global
0.950%, 04/03/16(B)	325	324
Western Union
2.375%, 12/10/15	85	87
1.262%, 08/21/15(A)	275	276
Xerox
1.083%, 05/16/14(A)	1,345	1,347

		3,383

Materials — 1.4%
Glencore Funding LLC
1.422%, 11/27/13 (A)(B)	700	688
Rio Tinto Finance USA PLC
8.950%, 05/01/14	500	520
1.094%, 12/17/13(A)	955	962
Xstrata Finance Canada
2.050%, 10/23/15(B)	900	907
Yara International
5.250%, 12/15/14(B)	350	364

		3,441

Telecommunications — 1.8%
AT&T
0.650%, 11/12/13(A)	1,350	1,348
Cellco Partnership
5.550%, 02/01/14	660	667
Telecom Italia Capital
5.250%, 11/15/13	360	360
Verizon Communications
2.002%, 12/18/13(A)	470	496
1.782%, 12/18/13(A)	410	421
0.459%, 12/06/13 (A)(B)	410	409
Vodafone Group PLC
0.648%, 11/19/13(A)	620	620

		4,321

Utilities — 1.3%
Dominion Gas Holdings LLC
1.050%, 11/01/16(B)	550	551
Dominion Resources
1.800%, 03/15/14	620	623
Duke Energy
6.300%, 02/01/14	590	598
Duke Energy Carolinas LLC
5.750%, 11/15/13	200	200
Duke Energy Indiana
0.596%, 07/11/16(A)	85	85
Georgia Power
0.625%, 11/15/15	700	700

Description	Face Amount ($ Thousands)	Value ($ Thousands)

NextEra Energy Capital Holdings
1.339%, 09/01/15	$300	$301

		3,058

Total Corporate Obligations (Cost $109,981) ($ Thousands)		110,407

ASSET-BACKED SECURITIES — 28.3%

Automotive — 17.6%
Ally Auto Receivables Trust, Ser 2012- SN1, Cl A2
0.510%, 12/22/14	1,312	1,312
Ally Auto Receivables Trust, Ser 2012- SN1, Cl A4
0.700%, 12/21/15	410	410
Ally Auto Receivables Trust, Ser 2013- 1, Cl A3
0.630%, 05/15/17	825	825
Ally Auto Receivables Trust, Ser 2013- SN1, Cl A3
0.720%, 05/20/16	480	481
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	190	191
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.044%, 11/15/13 (A)	556	557
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	750	755
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/17	650	656
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/17	480	483
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.624%, 11/15/13 (A)	310	310
Ally Master Owner Trust, Ser 2013-2, Cl A
0.624%, 11/15/13 (A)	750	748
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/16 (B)	320	320
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/17 (B)	347	347
AmeriCredit Automobile Receivables Trust
0.740%, 11/08/16	910	911
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	770	771
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	160	162

4	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	$479	$479
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/15	28	28
AmeriCredit Automobile Receivables Trust, Ser 2012-2, Cl A3
1.050%, 10/11/16	1,240	1,245
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/15	107	108
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/17	575	574
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/16	333	333
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/17	490	488
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.724%, 11/15/13 (A)(B)	71	71
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.474%, 11/15/13 (A)(B)	672	671
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/15 (B)	325	325
Avis Budget Rental Car Funding, Ser 2011-1A, Cl A
1.850%, 11/20/14 (B)	93	93
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/18 (B)	1,235	1,239
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	114	114
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/16	260	261
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/18	120	120
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/17	370	370
CFC LLC, Ser 2013-1A, Cl A
1.650%, 07/17/17 (B)	82	82
Chesapeake Funding LLC, Ser 2011- 2A, Cl A
1.424%, 11/07/13 (A)(B)	555	559
Chesapeake Funding LLC, Ser 2012- 1A, Cl A
0.924%, 11/07/13 (A)(B)	256	257

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Chesapeake Funding LLC, Ser 2012- 2A, Cl A
0.624%, 11/07/13 (A)(B)	$980	$981
Chesapeake Funding LLC, Ser 2013- 1A, Cl A
0.624%, 11/08/13 (A)(B)	325	325
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/16 (B)	325	325
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/20 (B)	290	290
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/21 (B)	365	365
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/17 (B)	161	161
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/18 (B)	515	515
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/19 (B)	425	425
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/18 (B)	385	387
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/18 (B)	237	237
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/19 (B)	500	500
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A3
0.570%, 09/15/15	455	455
Ford Credit Auto Lease Trust, Ser 2013-B, Cl A2B
0.438%, 01/15/16 (A)	245	245
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/17	475	485
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.774%, 11/15/13 (A)	208	208
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.554%, 11/15/13 (A)	1,145	1,145
Ford Credit Floorplan Master Owner Trust, Ser 2013-5
0.644%, 09/15/18	310	310
GE Dealer Floorplan Master Note Trust, Ser 2011-1, Cl A
0.773%, 11/20/13 (A)	1,000	1,002

5	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.743%, 11/20/13 (A)	$1,195	$1,198
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.663%, 11/30/13 (A)	985	987
GE Dealer Floorplan Master Note Trust, Ser 2012-4, Cl A
0.613%, 11/20/13 (A)	1,405	1,405
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	224	224
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/17	390	390
Hertz Vehicle Financing LLC, Ser 2010- 1A, Cl A1
2.600%, 02/25/15 (B)	557	559
Hertz Vehicle Financing LLC, Ser 2011- 1A, Cl A1
2.200%, 03/25/16 (B)	445	452
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	59	59
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/16	355	355
Honda Auto Receivables Owner Trust, Ser 2013-1, Cl A3
0.480%, 11/21/16	202	202
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/17	520	519
Hyundai Auto Lease Securitization Trust, Ser 2013-B
0.750%, 03/15/16	550	551
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	14	14
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/17 (B)	1,075	1,080
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	42	43
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/16	430	430
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/17 (B)	360	360
Mercedes-Benz Master Owner Trust, Ser 2012-BA, Cl A
0.444%, 11/15/13 (A)(B)	820	820
Motor PLC, Ser 2013-1A, Cl A1
0.670%, 11/15/13 (A)(B)	294	204

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/15 (B)	$254	$254
Nissan Auto Lease Trust, Ser 2013-B, Cl A2B
0.438%, 01/15/16 (A)	190	190
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	186	187
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.644%, 11/15/13 (A)	1,240	1,242
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/15 (B)	381	381
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/19 (B)	310	310
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/18 (B)	1,051	1,053
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/17	390	397
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/15	60	60
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A2
0.790%, 08/17/15	139	139
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/16	184	184
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/18 (B)	205	205
Volkswagen Auto Lease Trust, Ser 2013-A, Cl A2A
0.630%, 12/21/15	510	511
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/18 (B)	360	360
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A4
1.780%, 09/15/16	241	242
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/15	1,191	1,194
World Omni Automobile Lease Securitization Trust, Ser 2013-A, Cl A2B
0.494%, 05/16/16 (A)	185	185

6	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

World Omni Master Owner Trust, Ser 2013-1, Cl A
0.524%, 11/15/13 (A)(B)	$555	$554

		42,517

Credit Card — 2.6%
Cabelas Master Credit Card Trust, Ser 2013-2A A2
0.824%, 08/16/21	210	210
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/17	1,240	1,241
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.594%, 07/15/20 (A)	550	550
Citibank Credit Card Issuance Trust, Ser 2013-A3
0.910%, 07/23/18	500	503
Dryrock Issuance Trust, Ser 2012-1, Cl A
0.324%, 11/15/13 (A)	305	305
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/18	480	479
GE Capital Credit Card Master Note Trust, Ser 2009-4, Cl A
3.800%, 11/15/17	325	335
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/18	590	592
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/17 (B)	575	576
Golden Credit Card Trust, Ser 2013-2A, Cl A
0.636%, 09/15/18 (A)(B)	490	490
Gracechurch Card Funding PLC, Ser 2012-1A, Cl A1
0.874%, 11/15/13 (A)(B)	600	603
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/17 (B)	360	360

		6,244

Miscellaneous Business Services — 6.8%
Apidos CDO, Ser 2013-12A, Cl A
1.344%, 04/15/25 (A)(B)	600	592
Atrium CDO, Ser 2013-10A, Cl A
1.396%, 01/16/14 (A)(B)	605	598
Babson CLO, Ser 2013-IA, Cl A
1.342%, 01/21/14 (A)(B)	650	641
CIFC Funding, Ser 2013-1A, Cl A1
1.396%, 01/16/14 (A)(B)	485	478
City of New York, Ser 2013-A, Cl A
1.190%, 11/10/26 (B)	225	225

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/17	$275	$276
CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/17	280	280
CNH Wholesale Master Note Trust, Ser 2013-2A
0.774%, 08/15/19	425	427
GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/16	200	200
GE Equipment Midticket LLC, Ser 2010-1, Cl A4
1.470%, 07/14/15 (B)	104	104
GE Equipment Midticket LLC, Ser 2012-1, Cl A2
0.470%, 01/22/15	128	128
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/16	270	270
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/19	208	208
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/15	125	126
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/16	856	856
GE Equipment Transportation LLC, Ser 2013-2, Cl A2
0.610%, 06/24/16	330	330
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/45 (B)	300	302
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/46 (B)	200	199
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/44 (B)	745	744
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl A2
1.147%, 05/16/44 (B)	211	210
John Deere Owner Trust, Ser 2012-B, Cl A2
0.430%, 02/17/15	246	246
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/17	825	825
John Deere Owner Trust, Ser 2013-B
0.550%, 01/15/16	260	260
Katonah CLO, Ser 2005-7A, Cl B
0.684%, 11/15/13 (A)(B)	504	491

7	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/15 (B)	$523	$523
Madison Park Funding CLO, Ser 2007- 4A, Cl A1B
0.550%, 12/24/13 (A)(B)	420	400
MMAF Equipment Finance LLC, Ser 2012-AA, Cl A2
0.840%, 01/12/15 (B)	138	138
MMAF Equipment Finance LLC, Ser 2013-AA
0.690%, 05/09/16	540	540
Nelnet Education Loan Funding, Ser 2004-2A, Cl A4
0.402%, 11/25/13 (A)	134	134
Oak Hill Credit Partners, Ser 2013-8A, Cl A
1.362%, 01/21/14 (A)(B)	360	354
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.392%, 01/17/14 (A)(B)	550	542
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.162%, 11/22/13 (A)(B)	537	535
Sierra Receivables Funding LLC, Ser 2007-2A, Cl A2
1.173%, 11/01/13 (A)(B)	45	44
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.338%, 01/25/14 (A)	66	65
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.318%, 01/25/14 (A)	215	215
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.238%, 07/25/17 (A)	256	255
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.338%, 10/25/16 (A)	130	130
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.690%, 03/25/26 (A)	691	691
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.174%, 11/15/13 (A)(B)	133	134
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.024%, 11/15/13 (A)(B)	422	420
SLM Student Loan Trust, Ser 2012-5, Cl A1
0.370%, 11/25/13 (A)	372	371
SLM Student Loan Trust, Ser 2012-6, Cl A2
0.450%, 11/26/13 (A)	235	234

Description	Face Amount ($ Thousands)	Value ($ Thousands)

SLM Student Loan Trust, Ser 2012-6, Cl A1
0.330%, 11/26/13 (A)	$430	$430
SLM Student Loan Trust, Ser 2012-7, Cl A1
0.330%, 11/26/13 (A)	337	337
SLM Student Loan Trust, Ser 2013-1, Cl A1
0.320%, 11/25/13 (A)	383	383
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.438%, 01/30/14 (A)	113	112
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/17 (B)	350	349

		16,352

Mortgage Related — 1.3%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.510%, 11/27/13 (A)	266	259
ACE Securities Home Equity Loan Trust, Ser 2005-SD3, Cl A
0.570%, 08/25/45 (A)	142	141
HSBC Home Equity Loan Trust, Ser 2005-1, Cl A
0.463%, 11/20/13 (A)	594	585
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.333%, 11/20/13 (A)	1,510	1,471
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.323%, 11/20/13 (A)	304	297
HSBC Home Equity Loan Trust, Ser 2006-3, Cl A4
0.413%, 11/20/13 (A)	510	493

		3,246

Total Asset-Backed Securities (Cost $68,510) ($ Thousands)		68,359

MORTGAGE-BACKED SECURITIES — 19.5%

Agency Mortgage-Backed Obligations — 6.9%
FHLMC
2.207%, 11/01/13 (A)	182	194
2.188%, 11/01/13 (A)	135	143
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	6	6
FHLMC REMIC, Ser 2003-2654, Cl OG
5.000%, 02/15/32	46	46
FHLMC REMIC, Ser 2004-2778, Cl JD
5.000%, 12/15/32	49	50
FHLMC REMIC, Ser 2004-2793, Cl GE
5.500%, 11/15/32	60	60
FHLMC REMIC, Ser 2004-2890, Cl KC
4.500%, 02/15/19	18	18

8	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLMC REMIC, Ser 2005-2931, Cl AM
4.500%, 07/15/19	$54	$56
FHLMC REMIC, Ser 2009-3558, Cl AW
4.750%, 08/15/19	43	44
FNMA
6.000%, 01/01/27	102	112
5.000%, 04/01/21 to 03/01/25	1,463	1,571
4.710%, 03/01/14	901	901
2.340%, 11/01/13(A)	23	24
2.265%, 11/01/13(A)	48	49
2.245%, 11/01/13(A)	18	19
2.060%, 11/01/13(A)	119	124
2.046%, 11/01/13(A)	92	97
2.015%, 11/01/13(A)	46	48
1.990%, 01/01/17	480	481
1.940%, 01/01/17	561	570
1.250%, 11/01/13(A)	22	22
FNMA Benchmark REMIC, Ser 2007- B1, Cl BE
5.450%, 12/25/20	3	3
FNMA REMIC, Ser 1993-220, Cl FA
0.770%, 11/25/13(A)	—	—
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	29	31
FNMA REMIC, Ser 2001-33, Cl FA
0.620%, 11/25/13(A)	34	34
FNMA REMIC, Ser 2002-64, Cl FG
0.426%, 11/18/13(A)	33	33
FNMA REMIC, Ser 2002-77, Cl CB
5.000%, 12/25/17	275	292
FNMA REMIC, Ser 2010-64, Cl EH
5.000%, 10/25/35	54	56
FNMA REMIC, Ser 2011-109, Cl PK
4.000%, 08/25/41	201	210
FNMA, Ser M3, Cl A1
2.587%, 03/25/20	213	215
FNMA TBA
3.000%, 11/25/26	4,200	4,362
2.500%, 11/25/27	1,250	1,263
GNMA
4.500%, 09/20/39(A)	274	285
GNMA, Ser 2009-104, Cl NJ
4.250%, 07/20/36	75	79
GNMA, Ser 2009-113, Cl MJ
4.000%, 03/16/23	564	592
GNMA, Ser 2010-122, Cl A
1.897%, 01/16/32	173	174
GNMA, Ser 2010-43, Cl JA
3.000%, 09/20/37	457	474
GNMA, Ser 2011-110, Cl A
2.237%, 03/16/33	287	290
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/22	122	123

Description	Face Amount ($ Thousands)	Value ($ Thousands)

NCUA Guaranteed Notes, Ser 2010- R1, Cl 1A
0.632%, 11/04/13 (A)	$768	$772
NCUA Guaranteed Notes, Ser 2010- R1, Cl 2A
1.840%, 10/07/20	37	37
NCUA Guaranteed Notes, Ser 2010- R2, Cl 1A
0.544%, 11/06/13 (A)	264	264
NCUA Guaranteed Notes, Ser 2011- R1, Cl 1A
0.632%, 11/04/13 (A)	587	585
NCUA Guaranteed Notes, Ser 2011- R2, Cl 1A
0.574%, 11/09/13 (A)	316	318
NCUA Guaranteed Notes, Ser 2011- R3, Cl 1A
0.582%, 11/09/13 (A)	787	787
NCUA Guaranteed Notes, Ser 2011- R4, Cl 1A
0.554%, 11/05/13 (A)	420	421
NCUA Guaranteed Notes, Ser 2011- R6, Cl 1A
0.554%, 11/07/13 (A)	218	218

		16,553

Non-Agency Mortgage-Backed Obligations — 12.6%
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.739%, 11/01/13 (A)(B)	420	400
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.105%, 11/01/13 (A)(B)	51	46
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.575%, 11/01/13 (A)(B)	120	93
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.739%, 11/01/13 (A)(B)	163	142
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.760%, 11/01/13 (A)(B)	277	230
Bear Stearns Commercial Mortgage Securities Trust
5.116%, 02/11/41 (A)	100	104
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PW10, Cl A4
5.405%, 12/11/40 (A)	500	533
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl A4
4.674%, 06/11/41	564	590
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-T18, Cl A4
4.933%, 11/01/13 (A)	480	499

9	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities Trust, Ser PWR5, Cl A5
4.978%, 11/01/13 (A)	$129	$132
Bear Stearns Commercial Mortgage Securities Trust, Ser PWR6, Cl A6
4.825%, 11/11/41	100	103
Citigroup Commercial Mortgage Trust, Ser 2004-C2, Cl A5
4.733%, 10/15/41	795	814
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/45	357	355
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.686%, 11/01/13 (A)(B)	80	80
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.956%, 11/01/13 (A)(B)	245	206
Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl A4
0.449%, 11/25/13 (A)	39	39
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/46 (B)	516	533
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/45	275	274
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/45	246	244
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/45	394	391
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10
1.278%, 08/10/46	268	269
Commercial Mortgage Pass-Through Certificates, Ser CR9, Cl A1
1.344%, 07/10/45	169	170
Commercial Mortgage Trust, Ser 2004- GG1, Cl A7
5.317%, 06/10/36 (A)	44	45
Commercial Mortgage Trust, Ser 2012- LC4, Cl A1
1.156%, 12/10/44	289	290
Countrywide Home Loans, Ser 2004- 29, Cl 1A1
0.710%, 11/25/13 (A)(B)	36	33
Countrywide Home Loans, Ser 2005- HY10, Cl 3A1A
2.771%, 11/01/13 (A)(B)	213	175
Credit Suisse First Boston Mortgage Securities, Ser 2004-C3, Cl A5
5.113%, 07/15/36 (A)	50	51

Description	Face Amount ($ Thousands)	Value ($ Thousands)

DBUBS Mortgage Trust, Ser 2011- LC1A, Cl A1
3.742%, 11/10/46 (B)	$509	$535
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.730%, 11/01/13 (A)(B)	281	281
FDIC Trust, Ser 2012-C1, Cl A
0.841%, 11/01/13 (A)(B)	384	384
Fosse Master Issuer PLC, Ser 2011-1A, Cl A2
1.646%, 10/18/54 (A)(B)	500	504
GE Capital Commercial Mortgage, Ser 2004-C3, Cl A4
5.189%, 11/01/13 (A)	585	597
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	48	48
GMAC Mortgage Loan Trust, Ser 2005- AR6, Cl 2A1
3.787%, 11/01/13 (A)(B)	268	236
Granite Master Issuer PLC, Ser 2006-3, Cl A4
0.253%, 11/20/13 (A)(B)	503	496
GS Mortgage Securities II, Ser 2007- EOP, Cl A3
1.456%, 11/06/13 (A)(B)	656	656
GS Mortgage Securities II, Ser 2010- C2, Cl A1
3.849%, 12/10/43 (B)	533	564
GS Mortgage Securities II, Ser 2011- GC3, Cl A1
2.331%, 03/10/44 (B)	194	196
GS Mortgage Securities II, Ser 2012- GCJ9, Cl A1
0.662%, 11/10/45	282	281
GS Mortgage Securities II, Ser GC13, Cl A1
1.206%, 07/10/46	168	169
GS Mortgage Securities II, Ser GC14
1.217%, 08/10/46	292	292
GSR Mortgage Loan Trust, Ser 2005- AR4, Cl 2A1
2.838%, 11/01/13 (A)(B)	301	246
GSR Mortgage Loan Trust, Ser 2006- AR1, Cl 2A1
2.796%, 11/01/13 (A)(B)	382	356
GSR Mortgage Loan Trust, Ser 2007- AR2, Cl 1A1
2.862%, 11/01/13 (A)(B)	293	246
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.930%, 11/25/13 (A)(B)	82	72
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.690%, 11/03/13 (A)(B)	92	84
Impac CMB Trust, Ser 2005-3, Cl A1
0.650%, 11/25/13 (A)(B)	85	72

10	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Impac CMB Trust, Ser 2005-5, Cl A1
0.810%, 11/25/13 (A)(B)	$69	$59
Impac CMB Trust, Ser 2005-8, Cl 1A
0.430%, 11/25/13 (A)(B)	223	187
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C1, Cl A3
4.719%, 01/15/38	142	143
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (B)	534	554
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A1
1.875%, 02/15/46 (B)	186	186
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (B)	101	101
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/45	133	133
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13
1.303%, 01/15/46	231	232
JPMorgan Chase Commercial Mortgage Securities, Ser C2, Cl A3
5.401%, 05/15/41 (A)	207	208
JPMorgan Chase Commercial Mortgage Securities, Ser CB9, Cl A4
5.755%, 11/01/13 (A)	571	582
JPMorgan Mortgage Trust, Ser 2005- A6, Cl 7A1
2.695%, 11/01/13 (A)(B)	175	165
JPMorgan Mortgage Trust, Ser 2007- A3, Cl 1A1
2.690%, 11/01/13 (A)(B)	210	166
LB-UBS Commercial Mortgage Trust, Ser 2004-C6, Cl A6
5.020%, 08/15/29 (A)	592	602
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A6
4.786%, 10/15/29 (A)	285	291
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A1A
4.475%, 10/15/29	207	213
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/29 (A)	436	446
Merill Lynch Mortgage Trust, Ser 2004- BPC1, Cl A5
4.855%, 10/12/41 (A)	1,201	1,226

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.440%, 11/25/13 (A)(B)	$90	$87
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.135%, 11/01/13 (A)(B)	338	261
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/45	158	157
Morgan Stanley Capital I Trust, Ser 2004-T15, Cl A4
5.270%, 11/01/13 (A)	428	435
Morgan Stanley Capital I Trust, Ser C1, Cl A1
2.602%, 09/15/47 (B)	548	557
Morgan Stanley Capital I Trust, Ser C4, Cl A1
1.085%, 03/15/45	416	417
Morgan Stanley Capital I Trust, Ser T19, Cl A4A
4.890%, 06/12/47	250	264
Morgan Stanley Capital I, Ser 2004- HQ3, Cl A4
4.800%, 01/13/41	54	54
Morgan Stanley Capital I, Ser 2004- IQ8, Cl A5
5.110%, 11/01/13 (A)	619	630
Morgan Stanley Capital I, Ser 2004- T13, Cl A4
4.660%, 09/13/45	119	119
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/51 (B)	451	446
MortgageIT Trust, Ser 2005-5, Cl A1
0.430%, 11/25/13 (A)(B)	311	281
Paragon Mortgages PLC, Ser 2006- 12A, Cl A2C
0.484%, 11/15/13 (A)(B)	123	109
Paragon Mortgages PLC, Ser 2007- 15A, Cl A2C
0.364%, 01/19/14 (A)(B)	296	254
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
4.000%, 11/01/13 (A)(B)	244	200
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.443%, 11/20/13 (A)(B)	39	36
Silverstone Master Issuer PLC, Ser 2012-1A, Cl 1A
1.792%, 01/22/14 (A)(B)	150	152
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/58 (A)(B)	381	376

11	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/49	$404	$403
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A1
1.524%, 01/10/45	703	710
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.414%, 11/01/13 (A)	300	321
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.465%, 11/01/13 (A)	300	321
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.486%, 11/01/13 (A)(B)	357	315
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/45	413	411
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.624%, 11/01/13 (A)(B)	167	167
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.633%, 11/01/13 (A)(B)	286	266
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.738%, 11/01/13 (A)(B)	196	179
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.501%, 02/15/44 (B)	824	836
WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (B)	1,124	1,138
WF-RBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/45	865	857
WF-RBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/45	201	201
WF-RBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/45	501	496
WFRBS Commercial Mortgage Trust, Ser C15, Cl A1
1.264%, 08/15/46	312	313

		30,419

Total Mortgage-Backed Securities (Cost $47,767) ($ Thousands)		46,972

MUNICIPAL BONDS — 5.7%

California — 0.5%
California State, GO
5.450%, 04/01/15	355	378

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Irvine Ranch, Water District Joint Powers Agency, RB
2.605%, 03/15/14	$750	$756

		1,134

Florida — 0.3%
Florida, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/16	620	618

Illinois — 0.5%
Illinois State, GO
4.071%, 01/01/14	630	633
Regional Transportation Authority, Ser A, RB
1.044%, 04/01/14	290	291
1.064%, 06/01/14	295	296

		1,220

Louisiana — 0.0%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Ser 2010-ELL, RB
1.110%, 02/01/16	32	32

Maine — 0.2%
Maine, Municipal Bond Bank, RB
1.068%, 06/01/15	525	524

Michigan — 0.3%
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/41 (A)	750	764

Nebraska — 0.2%
Nebraska, Public Power District, Ser A, RB
5.140%, 01/01/14	410	413

New Jersey — 1.1%
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/16	500	497
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/16	1,250	1,243
New Jersey State, Turnpike Authority, Ser B, RB
4.252%, 01/01/16	1,030	1,064

		2,804

New York — 0.1%
City of New York, Ser D-2, GO
3.250%, 12/01/14	295	304

12	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina — 0.2%
North Carolina, Eastern Municipal Power Agency, Ser C, RB
4.430%, 01/01/14	$350	$352

Ohio — 0.5%
Hamilton County, Ohio Sewer System Revenue, RB
0.803%, 12/01/15	1,200	1,196

Oregon — 0.1%
Oregon, School Boards Association, Ser A, GO
1.100%, 06/30/15	300	294

South Carolina — 0.3%
South Carolina State, Public Service Authority, Ser D
1.043%, 11/01/13 (A)	800	803

Texas — 1.1%
Austin, Electric Utility Revenue, Ser B, RB
0.672%, 11/15/15	1,145	1,144
City of El Paso, GO
3.610%, 08/15/14	445	456
Harris County, Toll Road Authority, RB
2.440%, 08/15/15	735	756
Grand Parkway Transportation, Ser D, RB
1.000%, 10/01/17 (A)	235	235

		2,591

Wisconsin — 0.3%
Wisconsin State, Ser A, RB
0.798%, 05/01/15	780	782

Total Municipal Bonds (Cost $13,818) ($ Thousands)		13,831

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Notes
1.500%, 12/31/13	700	702
0.250%, 02/15/15	1,750	1,751

Total U.S. Treasury Obligations (Cost $2,450) ($ Thousands)		2,453

U.S. GOVERNMENT AGENCY OBLIGATION — 0.7%
FNMA
0.500%, 03/30/16	1,600	1,600

Total U.S. Government Agency Obligation (Cost $1,599) ($ Thousands)		1,600

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENT (C) — 1.3%
BNP Paribas
0.100%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $3,100,009 (collateralized by GNMA obligations, par value $9,648,624, 4.500%, 04/15/39, with total market value of $3,162,000)	$3,100	$3,100

Total Repurchase Agreement (Cost $3,100) ($ Thousands)		3,100

Total Investments — 102.2% (Cost $247,225)($ Thousands) †		$246,722

The open futures contracts held by the Fund at October 31, 2013, are as follows:

Type of Contract	Number of Contracts (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(36)	Dec-2013	$(114)
U.S. 2-Year Treasury Note	(4)	Dec-2013	(3)
U.S. 5-Year Treasury Note	(25)	Dec-2013	(51)
U.S. Long Treasury Bond	(3)	Dec-2013	(12)

			$(180)

For the period ended October 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $241,383 ($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	Tri-Party Repurchase Agreement.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $247,225, and the unrealized appreciation and depreciation were $805 ($ Thousands) and ($1,308) ($ Thousands), respectively.

13	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2013

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$110,407	$—	$110,407
Asset-Backed Securities	—	68,359	—	68,359
Mortgage-Backed Securities	—	46,972	—	46,972
Municipal Bonds	—	13,831	—	13,831
Repurchase Agreement	—	3,100	—	3,100
U.S. Government Agency Obligation	—	1,600	—	1,600
U.S. Treasury Obligations	—	2,453	—	2,453

Total Investments in Securities	$—	$246,722	$—	$246,722

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts Unrealized Depreciation	$(180)	$—	$—	$(180)

Total Other Financial Instruments	$(180)	$—	$—	$(180)

As of October 31, 2013, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2013, there were no Level 3 securities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

14	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Short – Duration Government Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 39.9%

Agency Mortgage-Backed Obligations — 39.9%
FHLMC
4.500%, 02/01/22 to 06/01/26	$14,475	$15,306
2.569%, 11/01/13	6,108	6,315
2.500%, 11/01/13(A)	11	11
2.468%, 11/01/13(A)	37	37
2.435%, 11/01/13(A)	11	12
2.432%, 11/01/13(A)	64	66
2.385%, 11/01/13(A)	13	13
2.375%, 11/01/13(A)	7	7
2.374%, 11/01/13(A)	13	14
2.353%, 11/01/13(A)	14	14
2.352%, 11/01/13(A)	8	8
2.350%, 11/01/13(A)	—	—
2.339%, 11/01/13(A)	15	15
2.331%, 11/01/13(A)	1,334	1,418
2.330%, 11/01/13(A)	46	46
2.302%, 11/01/13(A)	3	3
2.282%, 11/01/13(A)	62	64
2.250%, 11/01/13(A)	11	11
2.234%, 11/01/13(A)	82	84
2.158%, 11/01/13(A)	22	23
2.140%, 11/01/13(A)	19	19
2.125%, 11/01/13(A)	17	18
2.000%, 11/01/13(A)	12	12
1.883%, 05/25/19	6,000	5,941
1.875%, 11/01/13(A)	5	4
1.750%, 11/01/13(A)	1	1
1.625%, 11/01/13(A)	10	10
0.580%, 11/25/13	6,185	6,185
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/42	563	663
FHLMC REMIC, Ser 2004-2864, Cl NV
4.500%, 08/15/15	970	989
FHLMC REMIC, Ser 2006-3148, Cl CF
0.582%, 11/15/13(A)	669	671
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/40	8,108	8,718
FHLMC REMIC, Ser 3153, Cl FX
0.532%, 11/15/13(A)	261	261
FHLMC TBA
3.500%, 11/15/41	5,400	5,519
FNMA
7.000%, 06/01/37	25	28
6.500%, 05/01/26 to 09/01/36	637	714
6.000%, 02/01/23 to 09/01/24	7,104	7,819
5.500%, 06/01/16 to 12/01/25	1,964	2,134
5.300%, 07/01/19	1,044	1,154
5.140%, 11/01/13	3,097	3,286
5.090%, 11/01/13	3,942	4,181
5.079%, 12/01/13	298	299
5.000%, 03/01/19 to 04/01/41	5,359	5,870
4.771%, 11/01/13	6,607	6,983
4.500%, 04/01/26 to 10/01/31	7,562	8,122
4.000%, 05/01/26 to 08/01/26	5,135	5,465

Description	Face Amount ($ Thousands)	Value ($ Thousands)

2.990%, 10/01/17	$3,330	$3,521
2.630%, 09/01/17	22,001	23,030
2.515%, 10/01/22	700	676
2.400%, 10/01/22	485	464
2.350%, 10/01/22	1,520	1,451
2.334%, 11/01/13(A)	400	425
2.310%, 10/01/22	2,320	2,210
2.250%, 10/01/22	5,491	5,204
2.227%, 11/01/13(A)	43	45
2.220%, 10/01/22	2,305	2,182
2.115%, 11/01/13(A)	60	63
2.060%, 11/01/13(A)	565	589
2.046%, 11/01/13(A)	350	369
1.991%, 11/01/13(A)	108	108
1.945%, 11/01/13(A)	330	332
FNMA REMIC, Ser 1992-61, Cl FA
0.829%, 11/25/13(A)	84	84
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	18	20
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	34	37
FNMA REMIC, Ser 1994-77, Cl FB
1.679%, 11/25/13(A)	7	7
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	46	49
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	239	252
FNMA REMIC, Ser 2002-53, Cl FK
0.579%, 11/25/13(A)	130	129
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	206	216
FNMA REMIC, Ser 2006-76, Cl QF
0.579%, 11/25/13(A)	1,244	1,249
FNMA REMIC, Ser 2006-79, Cl DF
0.529%, 11/25/13(A)	1,073	1,074
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	1,468	1,595
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	8,087	8,784
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	6,093	6,559
FNMA TBA
5.500%, 11/01/37	15,300	16,696
3.500%, 11/01/40 to 12/01/40	53,300	55,385
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	13,700	14,339
GNMA
6.500%, 04/15/17 to 02/20/39	844	951
6.000%, 06/15/16 to 06/15/41	25,354	27,968
5.500%, 10/15/34 to 02/15/41	8,920	9,755
5.000%, 09/15/39 to 04/15/41	4,941	5,393
4.500%, 04/15/41	1,382	1,499
4.000%, 07/15/41 to 04/15/43	1,601	1,706
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.075%, 11/16/13(A)	122	22

1	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Short – Duration Government Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GNMA TBA
4.000%, 11/01/35 to 11/01/39	$18,450	$19,617
NCUA Guaranteed Notes, Ser 2010- R1, Cl 2A
1.840%, 10/07/20	387	390

Total Mortgage-Backed Securities (Cost $308,376) ($ Thousands)		312,978

U.S. TREASURY OBLIGATIONS — 32.3%
U.S. Treasury Notes
4.500%, 11/15/15	95,000	103,075
0.875%, 04/30/17	100,165	100,447
0.250%, 07/15/15	50,000	49,990

Total U.S. Treasury Obligations (Cost $252,900) ($ Thousands)		253,512

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.7%
FHLB
3.250%, 09/12/14	9,915	10,178
FHLMC
4.375%, 07/17/15	77,000	82,370
FNMA
2.750%, 03/13/14	35,520	35,864
0.875%, 05/21/18	35,000	34,207

Total U.S. Government Agency Obligations (Cost $161,688) ($ Thousands)		162,619

REPURCHASE AGREEMENTS (B) —12.9%
BNP Paribas
0.100%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $52,600,146 (collateralized by various GNMA obligations, ranging in par value $3,148,857-$35,460,888, 3.000%- 5.500%, 08/20/38-08/20/43, with total market value of $53,652,001)	52,600	52,600
Deutsche Bank
0.120%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $48,700,162 (collateralized by various FNMA obligations, ranging in par value $3,842,987-$25,337,310, 3.000%- 6.000%, 08/01/27-02/01/43, with total market value of $49,674,001)	48,700	48,700

Total Repurchase Agreements (Cost $101,300) ($ Thousands)		101,300

Total Investments — 105.8% (Cost $824,264)($ Thousands) †		$830,409

The open futures contracts held by the Fund at October 31, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(689)	Dec-2013	$(2,139)
U.S. 2-Year Treasury Note	851	Dec-2013	552
U.S. 5-Year Treasury Note	(348)	Dec-2013	(734)
U.S. Long Treasury Bond	(149)	Dec-2013	(578)

			$(2,899)

For the period ended October 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $785,156 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

2	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Short – Duration Government Fund

October 31, 2013

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $824,264, and the unrealized appreciation and depreciation were $7,613 ($ Thousands) and ($1,468) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$312,978	$—	$312,978
U.S. Treasury Obligations	—	253,512	—	253,512
U.S. Government Agency Obligations	—	162,619	—	162,619
Repurchase Agreements	—	101,300	—	101,300

Total Investments in Securities	$—	$830,409	$—	$830,409

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts
Unrealized Appreciation	$552	$—	$—	$552
Unrealized Depreciation	(3,451)	—	—	(3,451)

Total Other Financial Instruments	$(2,899)	$—	$—	$(2,899)

As of October 31, 2013, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2013, there were no Level 3 securities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

3	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Intermediate – Duration Government Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 69.6%

Agency Mortgage-Backed Obligations — 69.6%
FHLMC
6.500%, 01/01/18 to 12/01/32	$123	$138
6.000%, 09/01/24	389	426
5.500%, 06/01/19 to 12/01/20	222	240
2.569%, 11/01/13	280	290
FHLMC REMIC, Ser 1990-165, Cl K
6.500%, 09/15/21	4	5
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	23	23
FHLMC REMIC, Ser 2004-2802, Cl PF
0.600%, 11/15/13 (A)	230	231
FNMA
6.500%, 03/01/33 to 10/01/34	100	113
6.000%, 02/01/23	215	235
5.500%, 03/01/14 to 12/01/25	1,160	1,275
5.000%, 05/01/14 to 04/01/41	1,599	1,729
4.500%, 04/01/26 to 10/01/31	653	701
4.000%, 05/01/26 to 08/01/26	400	425
2.515%, 10/01/22	55	53
2.400%, 10/01/22	36	35
2.350%, 10/01/22	118	113
2.310%, 10/01/22	180	171
2.250%, 10/01/22	93	89
2.220%, 10/01/22	176	167
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	65	69
FNMA REMIC, Ser 2003-48, Cl GH
5.500%, 06/25/33	1,800	1,993
FNMA REMIC, Ser 2006-79, Cl DF
0.529%, 11/25/13 (A)	189	189
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	255	277
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	827	899
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	3,300	3,454
FNMA TBA
3.500%, 12/01/40	1,000	1,023
GNMA
8.750%, 07/20/17 to 07/20/17	5	5
8.500%, 11/20/16 to 08/20/17	15	16
7.500%, 11/15/25 to 03/15/27	18	21
6.000%, 09/15/24	390	432
5.000%, 05/15/40 to 06/15/40	56	61
4.500%, 06/15/41	260	282
4.000%, 07/15/41 to 01/15/42	733	782
GNMA TBA
4.000%, 11/01/35	500	532

Description	Face Amount ($ Thousands)	Value ($ Thousands)

NCUA Guaranteed Notes, Ser 2010- R1, Cl 2A
1.840%, 10/07/20	$94	$95

Total Mortgage-Backed Securities (Cost $16,243) ($ Thousands)		16,589

U.S. TREASURY OBLIGATION — 26.8%
U.S. Treasury Notes
0.875%, 04/30/17	6,383	6,401

Total U.S. Treasury Obligation (Cost $6,387) ($ Thousands)		6,401

ASSET-BACKED SECURITY — 0.7%

Other — 0.7%
Small Business Administration, Ser 2005-P10B, Cl 1
4.940%, 08/10/15	170	178

Total Asset-Backed Security (Cost $170) ($ Thousands)		178

REPURCHASE AGREEMENT (B) — 8.8%
BNP Paribas 0.100%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $2,100,006 (collateralized by various GNMA obligations, ranging in par value $821,850 - $5,899,946, 4.500%, 03/15/39 - 04/15/39, with total market value of $2,142,000)	2,100	2,100

Total Repurchase Agreement (Cost $2,100) ($ Thousands)		2,100

Total Investments — 105.9% (Cost $24,900) ($ Thousands)†		$25,268

A list of the open futures contracts held by the Fund at October 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation/ (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(12)	Dec-2013	$(34)
U.S. 2-Year Treasury Note	(3)	Dec-2013	—
U.S. 5-Year Treasury Note	89	Dec-2013	183
U.S. Long Treasury Bond	(13)	Dec-2013	(48)

			$101

1	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Intermediate – Duration Government Fund

October 31, 2013

For the period ended October 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $23,852 ($ Thousands)

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $24,900, and the unrealized appreciation and depreciation were $563 ($ Thousands) and ($195) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$16,589	$—	$16,589
Repurchase Agreement	—	2,100	—	2,100
Asset-Backed Security	—	178	—	178
U.S. Treasury Obligation	—	6,401	—	6,401

Total Investments in Securities	$—	$25,268	$—	$25,268

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts
Unrealized Appreciation	$183	$—	$—	$183
Unrealized Depreciation	(82)	—	—	(82)

Total Other Financial Instruments	$101	$—	$—	$101

As of October 31, 2013, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2013, there were no Level 3 securities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

GNMA Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 99.5%

Agency Mortgage-Backed Obligations — 99.5%
FHLMC REMIC, Ser 2006-3175, Cl SA, IO
6.976%, 11/15/13 (A)	$158	$25
FHLMC REMIC, Ser 2006-3179, Cl SP, IO
6.446%, 11/15/13 (A)	380	61
FHLMC REMIC, Ser 2007-3279, Cl SD, IO
6.256%, 11/15/13 (A)	1,888	274
FHLMC REMIC, Ser 2007-3309, Cl SC, IO
6.276%, 11/15/13 (A)	1,762	256
FHLMC REMIC, Ser 2009-3502, Cl DS, IO
5.976%, 11/15/13 (A)	1,077	142
FHLMC REMIC, Ser 2010-3631, Cl PS, IO
6.276%, 11/15/13 (A)	8,728	1,261
FHLMC TBA
3.500%, 11/15/41	6,600	6,745
FNMA
8.000%, 09/01/14 to 09/01/28	42	46
7.000%, 08/01/29 to 09/01/32	129	145
6.500%, 09/01/32	91	103
4.250%, 10/01/28	4,695	4,948
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	19	21
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	37	42
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	505	538
FNMA REMIC, Ser 2007-19, Cl SA, IO
6.240%, 11/25/13 (A)	4,323	554
FNMA REMIC, Ser 2012-9, Cl CS, IO
6.371%, 11/25/13 (A)	3,001	500
FNMA TBA
3.500%, 11/01/40	5,000	5,128
3.000%, 11/15/42	800	789
GNMA
12.000%, 04/15/14	—	—
10.000%, 05/15/16 to 09/15/19	12	13
9.500%, 08/15/17 to 11/15/20	21	24
9.000%, 12/15/17 to 05/15/22	78	81
8.500%, 10/15/16 to 06/15/17	14	14
8.000%, 04/15/17 to 03/15/32	385	431
7.750%, 10/15/26	29	33
7.500%, 02/15/27 to 10/15/35	256	303
7.250%, 01/15/28	78	89
7.000%, 04/15/19 to 06/20/38	3,543	4,145
6.750%, 11/15/27	13	14
6.500%, 03/15/14 to 10/15/38	1,489	1,672
6.000%, 07/15/24 to 03/15/41	6,269	6,921
5.500%, 01/15/33 to 02/15/41	9,504	10,475
5.000%, 06/15/33 to 04/15/41	22,226	24,382

Description	Face Amount ($ Thousands)	Value ($ Thousands)

4.500%, 08/15/33 to 12/15/41	$18,479	$20,036
4.000%, 04/15/26 to 04/15/43	22,879	24,380
3.950%, 11/01/28	1,740	1,807
3.875%, 05/15/42	2,441	2,536
3.500%, 03/20/41	509	529
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	498	574
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	807	32
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.075%, 11/16/13 (A)	3,060	546
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/33	1,448	1,613
GNMA TBA
5.500%, 11/01/33	2,800	3,059
5.000%, 11/01/33 to 11/15/39	2,200	2,342
4.000%, 11/01/35 to 11/01/39	1,700	1,807
3.500%, 11/15/40 to 11/15/41	36,800	38,224
3.000%, 11/01/42 to 11/20/42	12,650	12,615

Total Mortgage-Backed Securities (Cost $175,781) ($ Thousands)		180,275

REPURCHASE AGREEMENTS (B) — 39.2%
BNP Paribas
0.100%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $34,700,096 (collateralized by various GNMA obligations, ranging in par value $4,278,130 - $26,579,687, 3.500% - 4.500%, 10/20/38 - 10/15/53, with total market value of $35,394,000)	34,700	34,700
Deutsche Bank
0.120%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $36,400,121 (collateralized by various GNMA obligations, ranging in par value $211,189 - $31,857,717, 3.500% - 8.000%, 03/01/22 - 04/15/52, with total market value of $37,128,001)	36,400	36,400

Total Repurchase Agreements (Cost $71,100) ($ Thousands)		71,100

Total Investments — 138.7% (Cost $246,881)($ Thousands)†		$251,375

1	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

GNMA Fund

October 31, 2013

A list of the open futures contracts held by the Fund at October 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 10-Year Treasury Note	44	Dec-2013	$33
U.S. Long Treasury Bond	20	Dec-2013	48

			$81

For the period ended October 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $181,177 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $246,881, and the unrealized appreciation and depreciation were $6,595 ($ Thousands) and ($2,101) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$180,275	$—	$180,275
Repurchase Agreements	—	71,100	—	71,100

Total Investments in Securities	$—	$251,375	$—	$251,375

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts Unrealized Appreciation	$81	$—	$—	$81

Total Other Financial Instruments	$81	$—	$—	$81

As of October 31, 2013, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2013, there were no Level 3 securities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2013

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher President

Date: December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher President

Date: December 27, 2013

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez Controller & CFO

Date: December 27, 2013